UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05452 )

Exact name of registrant as specified in charter:	Putnam Premier Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2010

Date of reporting period: April 30, 2010

Item 1. Schedule of Investments:

Putnam Premier Income Trust
The fund's portfolio
4/30/10 (Unaudited)

MORTGAGE-BACKED SECURITIES (50.7%)(a)
		Principal amount	Value

Banc of America Alternative Loan Trust Ser. 06-7,
Class A2, 5.707s, 2036		$8,980,000	$6,760,144
Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.837s, 2049		343,000	360,704
Ser. 07-2, Class A2, 5.634s, 2049		977,000	999,377
Ser. 07-5, Class XW, IO, 0.6s, 2051		216,607,841	4,808,434
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		318,946	245,588
Ser. 01-1, Class K, 6 1/8s, 2036		718,000	466,560
Banc of America Funding Corp.
FRB Ser. 06-D, Class 6A1, 5.73s, 2036		5,657,907	3,734,219
FRB Ser. 07-6, Class A1, 0.553s, 2037		1,349,155	890,442
Banc of America Large Loan 144A FRB Ser. 05-MIB1,
Class K, 2.254s, 2022		1,187,000	575,401
Bayview Commercial Asset Trust 144A
Ser. 07-5A, IO, 3.047s, 2037		1,835,253	191,600
Ser. 07-1, Class S, IO, 2.47s, 2037		6,828,014	563,994
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036		4,292,122	2,704,037
FRB Ser. 05-10, Class 25A1, 5.779s, 2036		2,728,237	1,705,148
FRB Ser. 07-1, Class 21A1, 5.487s, 2047		2,885,830	1,947,936
Bear Stearns Alternate Trust 144A FRB Ser. 06-7,
Class 1AE4, 5.887s, 2046		14,562,613	9,611,325
Bear Stearns Alternate Trust II FRB Ser. 07-1,
Class 1A1, 5.882s, 2047		13,354,456	8,306,367
Bear Stearns Asset Backed Securities Trust FRB Ser.
07-AC4, Class A1, 0.563s, 2037		3,535,667	1,873,904
Bear Stearns Commercial Mortgage Securities, Inc. FRB
Ser. 00-WF2, Class F, 8.455s, 2032		481,000	426,921
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 07-PW18, Class X1, IO, 0.146s, 2050		120,141,614	919,840
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A, 5.81s, 2036		2,713,980	1,648,998
FRB Ser. 05-10, Class 1A5A, 5.696s, 2035		251,432	172,231
FRB Ser. 05-10, Class 1A4A, 5.578s, 2035		2,674,805	1,698,501
FRB Ser. 06-AR7, Class 2A2A, 5.515s, 2036		1,556,092	980,338
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD5, Class XS, IO, 0.118s, 2044		70,807,099	425,780
Commercial Mortgage Acceptance Corp. Ser. 97-ML1, IO,
1.217s, 2017		1,002,794	25,535
Commercial Mortgage Pass-Through Certificates 144A FRB
Ser. 05-F10A, Class A1, 0.354s, 2017		307,316	300,877
Countrywide Alternative Loan Trust
Ser. 07-16CB, Class 3A1, 6 3/4s, 2037		2,587,482	1,543,692
Ser. 06-45T1, Class 2A2, 6s, 2037		5,712,333	3,853,861
Ser. 06-45T1, Class 2A5, 6s, 2037		1,430,455	987,014
Ser. 06-J8, Class A4, 6s, 2037		4,431,893	2,769,933
Ser. 06-40T1, Class 1A11, 6s, 2037		1,957,416	1,424,326
Ser. 06-41CB, Class 1A7, 6s, 2037		1,562,553	1,109,413
Ser. 05-80CB, Class 2A1, 6s, 2036		3,614,154	2,646,239
FRB Ser. 07-HY4, Class 4A1, 5.783s, 2047		2,871,176	2,081,603
FRB Ser. 07-HY4, Class 3A1, 5.666s, 2047		1,979,802	1,296,770
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047		3,060,630	2,734,362
Ser. 07-8CB, Class A1, 5 1/2s, 2037		1,859,791	1,365,784
FRB Ser. 06-23CBC, Class 2A5, 0.663s, 2036		6,184,441	3,092,221
FRB Ser. 06-18CB, Class A7, 0.613s, 2036		5,131,656	3,027,677
FRB Ser. 06-24CB, Class A13, 0.613s, 2036		1,987,228	1,269,342
FRB Ser. 06-OC10, Class 2A2A, 0.443s, 2036		4,050,000	2,172,961
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.554s, 2035		4,001,548	2,921,130
FRB Ser. 05-HYB4, Class 2A1, 4.518s, 2035		9,071,959	6,395,731
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 5.65s, 2035		6,480,997	760,755
Ser. 06-R1, Class AS, IO, 5.627s, 2036		2,895,418	314,877
Ser. 05-R3, Class AS, IO, 5.558s, 2035		916,353	100,799
FRB Ser. 06-R2, Class AS, IO, 5.489s, 2036		4,739,412	481,346
IFB Ser. 05-R2, Class 1AS, IO, 5.305s, 2035		1,963,265	207,471
Credit Suisse Mortgage Capital Certificates
FRB Ser. 06-C3, Class A3, 6.019s, 2038		3,466,000	3,524,788
Ser. 07-1, Class 1A1A, 5.942s, 2037		1,052,138	620,762
Ser. 07-3, Class 1A1A, 5.837s, 2037		1,327,571	796,542
Ser. 07-C5, Class A3, 5.694s, 2040		16,683,000	16,810,818
Ser. 06-C4, Class A3, 5.467s, 2039		2,852,000	2,826,540
CRESI Finance Limited Partnership 144A
FRB Ser. 06-A, Class D, 1.063s, 2017		167,000	71,810
FRB Ser. 06-A, Class C, 0.863s, 2017		495,000	262,350
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
Class B, 7s, 2033		621,462	609,033
CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C2, Class F, 6 3/4s, 2030		3,176,400	3,312,930
Ser. 98-C1, Class F, 6s, 2040 (F)		1,880,000	1,913,757
Ser. 02-CP5, Class M, 5 1/4s, 2035		691,000	72,549
FRB Ser. 05-TFLA, Class L, 2.104s, 2020 (F)		1,356,000	1,016,997
Deutsche Alternative Securities, Inc. FRB Ser. 06-AR3,
Class A1, 0.453s, 2036		2,991,128	1,451,982
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.79s, 2031		7,737,817	153,536
DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4,
6.04s, 2031		552,708	491,910
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 1.514s, 2014 (United Kingdom)	GBP	541,855	124,161
Fannie Mae
IFB Ser. 06-62, Class PS, 38.325s, 2036		$996,651	1,592,452

IFB Ser. 05-99, Class SA, 23.604s, 2035	808,554	1,107,170
IFB Ser. 05-74, Class DM, 23.421s, 2035	714,932	1,057,748
IFB Ser. 05-95, Class OP, 19.544s, 2035	568,546	758,383
IFB Ser. 05-83, Class QP, 16.712s, 2034	291,503	366,757
IFB Ser. 03-44, Class SI, IO, 7.738s, 2033	3,037,941	548,916
IFB Ser. 06-90, Class SE, IO, 7.538s, 2036	3,650,090	711,906
IFB Ser. 03-W6, Class 4S, IO, 7.338s, 2042	6,050,895	1,048,196
IFB Ser. 03-W6, Class 5S, IO, 7.338s, 2042	12,471,689	2,182,225
IFB Ser. 06-24, Class QS, IO, 6.938s, 2036	8,066,473	1,447,045
IFB Ser. 06-79, Class DI, IO, 6.888s, 2036	2,842,007	438,026
IFB Ser. 04-24, Class CS, IO, 6.888s, 2034	575,112	97,021
IFB Ser. 04-12, Class WS, IO, 6.888s, 2033	3,311,181	485,059
IFB Ser. 03-67, Class KS, IO, 6.838s, 2031	122,074	13,487
IFB Ser. 03-76, Class GS, IO, 6.838s, 2031	67,897	8,518
IFB Ser. 03-130, Class BS, IO, 6.788s, 2033	4,033,826	537,423
IFB Ser. 03-34, Class WS, IO, 6.738s, 2029	5,353,173	620,700
IFB Ser. 05-42, Class SA, IO, 6.538s, 2035	6,492,398	762,792
IFB Ser. 05-48, Class SM, IO, 6.538s, 2034	1,514,374	205,440
IFB Ser. 07-50, Class SK, IO, 6.498s, 2037	6,568,261	899,129
IFB Ser. 07-54, Class CI, IO, 6.498s, 2037	1,875,214	259,901
IFB Ser. 08-34, Class SM, IO, 6.488s, 2038	3,146,457	445,644
IFB Ser. 07-28, Class SE, IO, 6.488s, 2037	344,439	47,645
IFB Ser. 07-24, Class SD, IO, 6.488s, 2037	1,445,051	198,998
IFB Ser. 06-79, Class SI, IO, 6.488s, 2036	798,418	101,926
IFB Ser. 05-90, Class GS, IO, 6.488s, 2035	251,608	35,799
IFB Ser. 05-90, Class SP, IO, 6.488s, 2035	924,793	100,276
IFB Ser. 05-12, Class SC, IO, 6.488s, 2035	1,067,058	146,617
IFB Ser. 05-18, Class SK, IO, 6.488s, 2035	235,370	22,042
IFB Ser. 05-45, Class PL, IO, 6.488s, 2034	6,924,576	945,676
IFB Ser. 07-30, Class IE, IO, 6.478s, 2037	4,673,478	778,742
IFB Ser. 06-123, Class CI, IO, 6.478s, 2037	3,495,675	500,406
IFB Ser. 07-61, Class SA, IO, 6.458s, 2037	14,431,880	1,859,232
IFB Ser. 05-45, Class SR, IO, 6.458s, 2035	463,833	64,637
IFB Ser. 06-31, Class SX, IO, 6.438s, 2036	3,538,532	513,905
IFB Ser. 06-36, Class SP, IO, 6.438s, 2036	1,845,519	210,600
IFB Ser. 06-22, Class QM, IO, 6.438s, 2036	251,615	39,171
IFB Ser. 06-23, Class SP, IO, 6.438s, 2036	1,550,320	232,626
IFB Ser. 06-16, Class SM, IO, 6.438s, 2036	3,430,519	498,506
IFB Ser. 05-95, Class CI, IO, 6.438s, 2035	1,958,083	303,483
IFB Ser. 05-84, Class SG, IO, 6.438s, 2035	3,100,005	446,780
IFB Ser. 06-3, Class SB, IO, 6.438s, 2035	9,208,283	1,431,059
IFB Ser. 05-29, Class SX, IO, 6.438s, 2035	2,178,342	325,954
IFB Ser. 05-57, Class DI, IO, 6.438s, 2035	1,355,926	161,647
IFB Ser. 05-7, Class SC, IO, 6.438s, 2035	8,052,584	888,917
IFB Ser. 04-92, Class S, IO, 6.438s, 2034	4,988,260	661,194
IFB Ser. 06-104, Class EI, IO, 6.428s, 2036	2,019,476	284,503
IFB Ser. 05-83, Class QI, IO, 6.428s, 2035	550,257	75,858
IFB Ser. 06-128, Class GS, IO, 6.418s, 2037	2,052,127	280,171
IFB Ser. 05-73, Class SD, IO, 6.418s, 2035	266,319	44,943
IFB Ser. 07-68, Class SA, IO, 6.388s, 2037	4,447,420	404,391
IFB Ser. 08-10, Class PI, IO, 6.388s, 2037	414,736	48,035
IFB Ser. 06-51, Class SP, IO, 6.388s, 2036	9,997,576	1,481,041
IFB Ser. 05-21, Class SM, IO, 6.388s, 2035	3,092,745	440,933
IFB Ser. 04-92, Class SQ, IO, 6.387s, 2034	2,165,624	371,000
IFB Ser. 06-115, Class IE, IO, 6.378s, 2036	1,341,999	171,738
IFB Ser. 06-109, Class SH, IO, 6.358s, 2036	1,744,363	270,394
IFB Ser. 06-111, Class SA, IO, 6.358s, 2036	10,867,647	1,576,352
IFB Ser. 06-111, Class SB, IO, 6.358s, 2036	1,223,960	168,711
IFB Ser. 06-103, Class SB, IO, 6.338s, 2036	669,062	85,263
IFB Ser. 06-43, Class SD, IO, 6.338s, 2036	74,013	10,648
IFB Ser. 06-48, Class QB, IO, 6.338s, 2036	2,536,590	334,779
IFB Ser. 06-50, Class IP, IO, 6.338s, 2036	10,960,397	1,576,149
IFB Ser. 06-8, Class HJ, IO, 6.338s, 2036	968,264	130,203
IFB Ser. 06-8, Class JH, IO, 6.338s, 2036	6,803,698	994,292
IFB Ser. 05-122, Class SG, IO, 6.338s, 2035	1,665,479	224,523
IFB Ser. 05-122, Class SW, IO, 6.338s, 2035	1,866,331	256,639
IFB Ser. 05-57, Class MS, IO, 6.338s, 2035	5,565,813	608,873
IFB Ser. 06-20, Class IB, IO, 6.328s, 2036	13,746,097	1,439,218
IFB Ser. 06-17, Class SI, IO, 6.318s, 2036	1,639,728	217,166
IFB Ser. 06-60, Class YI, IO, 6.308s, 2036	5,055,317	812,490
IFB Ser. 06-86, Class SB, IO, 6.288s, 2036	974,326	143,820
IFB Ser. 06-42, Class EI, IO, 6.288s, 2036	5,001,372	631,423
IFB Ser. 07-91, Class SA, IO, 6.248s, 2037	3,409,449	437,398
IFB Ser. 06-62, Class SB, IO, 6.238s, 2036	1,162,188	164,926
IFB Ser. 10-2, Class TS, IO, 6.238s, 2027	6,487,805	805,688
IFB Ser. 07-15, Class NI, IO, 6.238s, 2022	2,954,906	340,049
IFB Ser. 10-27, Class BS, IO, 6.188s, 2040	19,074,841	2,671,762
IFB Ser. 09-70, Class SI, IO, 6.188s, 2036	12,863,910	1,291,022
IFB Ser. 06-79, Class SH, IO, 6.188s, 2036	3,185,459	477,054
IFB Ser. 07-30, Class LI, IO, 6.178s, 2037	3,827,817	497,387
IFB Ser. 07-30, Class OI, IO, 6.178s, 2037	13,190,012	1,859,132
IFB Ser. 07-86, Class SE, IO, 6.168s, 2037	1,603,126	198,114
IFB Ser. 07-89, Class SA, IO, 6.168s, 2037	3,776,365	470,275
IFB Ser. 07-48, Class SG, IO, 6.168s, 2037	24,327,684	3,226,094
IFB Ser. 06-82, Class SI, IO, 6.168s, 2036	2,555,425	302,230
IFB Ser. 07-54, Class GI, IO, 6.148s, 2037	10,041,606	1,252,389
IFB Ser. 07-54, Class IA, IO, 6.148s, 2037	1,934,747	246,738
IFB Ser. 07-54, Class IB, IO, 6.148s, 2037	1,934,747	246,738
IFB Ser. 07-54, Class IC, IO, 6.148s, 2037	1,934,747	246,738
IFB Ser. 07-54, Class ID, IO, 6.148s, 2037	1,934,747	246,738
IFB Ser. 07-54, Class IF, IO, 6.148s, 2037	3,078,352	398,831
IFB Ser. 07-102, Class SA, IO, 6.138s, 2037	231,842	20,472
IFB Ser. 07-99, Class SD, IO, 6.138s, 2037	1,278,903	184,042
IFB Ser. 06-116, Class TS, IO, 6.138s, 2036	775,897	103,349
IFB Ser. 07-15, Class CI, IO, 6.118s, 2037	6,516,257	846,006
IFB Ser. 06-115, Class JI, IO, 6.118s, 2036	4,642,700	623,515
IFB Ser. 10-10, Class SA, IO, 6.088s, 2040	13,338,303	1,433,868
IFB Ser. 06-123, Class LI, IO, 6.058s, 2037	3,146,739	404,734
IFB Ser. 10-2, Class SD, IO, 6.038s, 2040	5,368,158	615,978
IFB Ser. 07-81, Class IS, IO, 6.038s, 2037	2,535,052	312,090
IFB Ser. 09-116, Class BS, IO, 6.018s, 2040	13,446,826	1,363,592

IFB Ser. 08-11, Class SC, IO, 6.018s, 2038	300,617	38,584
IFB Ser. 10-2, Class MS, IO, 5.988s, 2050	5,297,900	576,745
IFB Ser. 10-4, Class SH, IO, 5.988s, 2040	13,511,652	1,492,767
IFB Ser. 10-5, Class SA, IO, 5.988s, 2040	18,290,018	2,167,550
IFB Ser. 09-111, Class SE, IO, 5.988s, 2040	3,952,421	334,652
IFB Ser. 10-9, Class ES, IO, 5.968s, 2040	15,710,619	1,917,725
IFB Ser. 09-104, Class KS, IO, 5.938s, 2039	23,523,069	2,678,736
IFB Ser. 09-88, Class SA, IO, 5.938s, 2039	1,242,656	145,179
IFB Ser. 08-62, Class SN, IO, 5.938s, 2038	180,869	13,169
IFB Ser. 09-71, Class XS, IO, 5.938s, 2036	5,468,044	622,702
IFB Ser. 09-87, Class HS, IO, 5.888s, 2039	160,871	18,862
IFB Ser. 09-91, Class S, IO, 5.888s, 2039	7,351,802	680,042
IFB Ser. 07-39, Class AI, IO, 5.858s, 2037	3,423,415	400,813
IFB Ser. 07-32, Class SD, IO, 5.848s, 2037	2,354,386	286,433
IFB Ser. 07-34, Class S, IO, 5.848s, 2037	6,890,561	765,886
IFB Ser. 09-62, Class PS, IO, 5.838s, 2039	1,894,715	155,227
IFB Ser. 09-47, Class SA, IO, 5.838s, 2039	1,518,321	141,727
IFB Ser. 07-42, Class S, IO, 5.838s, 2037	10,060,190	1,053,386
IFB Ser. 07-30, Class UI, IO, 5.838s, 2037	1,929,635	223,081
IFB Ser. 07-32, Class SC, IO, 5.838s, 2037	3,331,612	399,590
IFB Ser. 07-32, Class SG, IO, 5.838s, 2037	309,389	34,732
IFB Ser. 07-1, Class CI, IO, 5.838s, 2037	2,169,215	265,119
IFB Ser. 07-3, Class SH, IO, 5.808s, 2037	1,671,494	192,078
IFB Ser. 08-46, Class MI, IO, 5.788s, 2038	2,665,611	256,379
Ser. 06-W3, Class 1AS, IO, 5.752s, 2046	1,035,318	127,556
IFB Ser. 09-37, Class KI, IO, 5.738s, 2039	595,000	66,936
IFB Ser. 08-33, Class SA, IO, 5.738s, 2038	16,329,583	1,803,909
IFB Ser. 08-57, Class SE, IO, 5.738s, 2037	8,490,164	772,350
IFB Ser. 04-46, Class PJ, IO, 5.738s, 2034	1,531,245	190,732
IFB Ser. 07-75, Class ID, IO, 5.608s, 2037	2,398,750	267,813
Ser. 09-86, Class XI, IO, 5 1/2s, 2039	1,217,224	196,825
Ser. 383, Class 18, IO, 5 1/2s, 2038	1,171,003	183,802
Ser. 383, Class 19, IO, 5 1/2s, 2038	1,064,499	167,100
Ser. 383, Class 6, IO, 5 1/2s, 2037	895,082	160,139
Ser. 383, Class 7, IO, 5 1/2s, 2037	883,910	141,439
Ser. 383, Class 20, IO, 5 1/2s, 2037	683,365	107,864
Ser. 364, Class 12, IO, 5 1/2s, 2035	92,304	15,811
IFB Ser. 09-3, Class SE, IO, 5.238s, 2037	2,432,112	250,264
Ser. 10-21, Class IP, IO, 5s, 2039	7,722,204	1,163,003
Ser. 359, Class 7, IO, 5s, 2036	157,329	28,167
Ser. 378, Class 19, IO, 5s, 2035	11,530,084	2,238,266
Ser. 356, Class 5, IO, 5s, 2035	159,247	30,142
Ser. 03-W12, Class 2, IO, 2.223s, 2043	1,750,979	142,160
Ser. 03-W10, Class 3, IO, 1.846s, 2043	422,454	29,613
Ser. 03-W10, Class 1, IO, 1.764s, 2043	1,294,787	83,498
Ser. 03-W8, Class 12, IO, 1.638s, 2042	1,252,780	77,476
Ser. 03-W17, Class 12, IO, 1.139s, 2033	3,328,931	148,762
Ser. 06-26, Class NB, 1s, 2036	437,995	402,953
Ser. 03-T2, Class 2, IO, 0.81s, 2042	1,846,813	52,394
Ser. 00-T6, IO, 0.774s, 2030	5,173,095	116,155
Ser. 03-W10, Class 3A, IO, 0.601s, 2043	5,319,198	120,476
Ser. 02-T18, IO, 0.51s, 2042	8,956,183	173,159
Ser. 03-W10, Class 1A, IO, 0.495s, 2043	4,492,300	83,537
Ser. 06-56, Class XF, zero %, 2036	106,905	96,000
Ser. 05-117, Class MO, PO, zero %, 2036	30,893	30,808
Ser. 05-63, PO, zero %, 2035	7,368	7,320
Ser. 05-50, Class LO, PO, zero %, 2035	29,398	27,576
Ser. 99-51, Class N, PO, zero %, 2029	85,326	76,376
FRB Ser. 06-14, Class DF, zero %, 2036	41,376	40,996
FRB Ser. 05-91, Class EF, zero %, 2035	41,005	40,632
FRB Ser. 06-54, Class CF, zero %, 2035	70,776	70,402
FRB Ser. 05-51, Class FV, zero %, 2035	107,631	106,135
IFB Ser. 06-48, Class FG, zero %, 2036	170,124	158,596
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
IFB Ser. T-56, Class 2ASI, IO, 7.838s, 2043	1,155,436	235,595
Ser. T-57, Class 1AX, IO, 0.433s, 2043	2,945,671	41,136
FFCA Secured Lending Corp. 144A Ser. 00-1, Class X,
IO, 1.212s, 2020 (F)	7,047,769	228,875
First Union Commercial Mortgage Trust 144A Ser. 99-C1,
Class G, 5.35s, 2035	891,000	576,924
First Union-Lehman Brothers Commercial Mortgage Trust
II Ser. 97-C2, Class G, 7 1/2s, 2029 (F)	1,219,000	1,252,845
Freddie Mac
IFB Ser. 3182, Class SP, 27.582s, 2032	652,863	929,952
IFB Ser. 3211, Class SI, IO, 26.596s, 2036	597,095	380,612
IFB Ser. 3408, Class EK, 24.77s, 2037	539,151	755,171
IFB Ser. 3077, Class ST, IO, 23.634s, 2035	7,771,052	4,631,061
IFB Ser. 2979, Class AS, 23.341s, 2034	300,785	409,474
IFB Ser. 3105, Class SI, IO, 18.963s, 2036	437,062	214,733
IFB Ser. 2684, Class SP, IO, 7.246s, 2033	2,708,000	527,733
IFB Ser. 3184, Class SP, IO, 7.096s, 2033	2,768,957	328,166
IFB Ser. 3110, Class SP, IO, 7.046s, 2035	2,899,506	513,010
IFB Ser. 3156, Class PS, IO, 6.996s, 2036	3,027,905	521,981
IFB Ser. 3149, Class LS, IO, 6.946s, 2036	16,590,936	3,042,446
IFB Ser. 3119, Class PI, IO, 6.946s, 2036	4,496,137	822,298
IFB Ser. 2882, Class NS, IO, 6.946s, 2034	2,620,358	361,085
IFB Ser. 237, Class S22, IO, 6.896s, 2036	6,054,969	823,234
IFB Ser. 3149, Class SE, IO, 6.896s, 2036	1,642,903	295,723
IFB Ser. 2950, Class S, IO, 6.896s, 2034	73,582	12,267
IFB Ser. 3203, Class SH, IO, 6.886s, 2036	1,618,760	251,797
IFB Ser. 3208, Class PS, IO, 6.846s, 2036	23,376,060	4,084,344
IFB Ser. 2594, Class SE, IO, 6.796s, 2030	434,869	42,869
IFB Ser. 2828, Class TI, IO, 6.796s, 2030	898,317	118,981
IFB Ser. 3550, Class GS, IO, 6.496s, 2039	11,795,081	1,487,360
IFB Ser. 3249, Class SI, IO, 6.496s, 2036	1,031,890	157,979
IFB Ser. 3028, Class ES, IO, 6.496s, 2035	4,319,023	602,491
IFB Ser. 3042, Class SP, IO, 6.496s, 2035	1,513,188	220,454
IFB Ser. 2990, Class TS, IO, 6.496s, 2035	5,897,720	559,627
IFB Ser. 3287, Class SE, IO, 6.446s, 2037	4,176,485	650,738
IFB Ser. 3122, Class DS, IO, 6.446s, 2036	1,837,256	261,634

IFB Ser. 3123, Class LI, IO, 6.446s, 2036	1,230,403	199,719
IFB Ser. 3108, Class SV, IO, 6.446s, 2036	864,121	120,986
IFB Ser. 3117, Class SC, IO, 6.446s, 2036	546,979	74,838
IFB Ser. 3139, Class SE, IO, 6.446s, 2036	774,567	97,890
IFB Ser. 3107, Class DC, IO, 6.446s, 2035	1,342,513	197,540
IFB Ser. 3001, Class IH, IO, 6.446s, 2035	3,700,626	563,531
IFB Ser. 2906, Class SW, IO, 6.446s, 2034	8,796,782	984,096
IFB Ser. 2950, Class SM, IO, 6.446s, 2016	778,493	100,221
IFB Ser. 3256, Class S, IO, 6.436s, 2036	2,987,670	434,020
IFB Ser. 3031, Class BI, IO, 6.436s, 2035	1,041,244	133,713
IFB Ser. 3249, Class SM, IO, 6.396s, 2036	748,103	110,644
IFB Ser. 3240, Class SM, IO, 6.396s, 2036	729,889	101,082
IFB Ser. 3147, Class SD, IO, 6.396s, 2036	4,885,055	670,784
IFB Ser. 3398, Class SI, IO, 6.396s, 2036	5,165,057	671,406
IFB Ser. 3067, Class SI, IO, 6.396s, 2035	18,467,215	2,908,586
IFB Ser. 3128, Class JI, IO, 6.376s, 2036	526,043	76,070
IFB Ser. 3240, Class S, IO, 6.366s, 2036	4,898,405	701,892
IFB Ser. 3229, Class BI, IO, 6.366s, 2036	166,177	19,632
IFB Ser. 3065, Class DI, IO, 6.366s, 2035	798,957	109,455
IFB Ser. 3231, Class SA, IO, 6.346s, 2036	782,202	111,586
IFB Ser. 3210, Class SA, IO, 6.346s, 2036	95,517	11,232
IFB Ser. 3145, Class GI, IO, 6.346s, 2036	458,797	68,915
IFB Ser. 3114, Class IP, IO, 6.346s, 2036	5,483,596	766,936
IFB Ser. 3510, Class IB, IO, 6.346s, 2036	2,371,189	395,775
IFB Ser. 3153, Class UI, IO, 6.316s, 2036	640,242	112,011
IFB Ser. 3424, Class XI, IO, 6.316s, 2036	3,286,325	475,827
IFB Ser. 3339, Class AI, IO, 6.296s, 2037	1,613,402	175,506
IFB Ser. 3206, Class ES, IO, 6.296s, 2036	46,816	5,552
IFB Ser. 3485, Class SI, IO, 6.296s, 2036	968,788	149,591
IFB Ser. 3346, Class SC, IO, 6.296s, 2033	34,114,478	4,925,790
IFB Ser. 3346, Class SB, IO, 6.296s, 2033	16,934,227	2,439,375
IFB Ser. 3510, Class IA, IO, 6.246s, 2037	903,291	119,641
IFB Ser. 3238, Class LI, IO, 6.236s, 2036	1,553,026	213,945
IFB Ser. 3171, Class PS, IO, 6.231s, 2036	2,119,336	274,022
IFB Ser. 3171, Class ST, IO, 6.231s, 2036	2,099,112	290,924
IFB Ser. 3449, Class SL, IO, 6.226s, 2037	200,069	26,897
IFB Ser. 3152, Class SY, IO, 6.226s, 2036	9,871,099	1,489,944
IFB Ser. 3510, Class DI, IO, 6.226s, 2035	3,685,361	529,144
IFB Ser. 3181, Class PS, IO, 6.216s, 2036	1,454,461	212,351
IFB Ser. 3631, Class PS, IO, 6.196s, 2040	4,474,804	602,877
IFB Ser. 3361, Class SI, IO, 6.196s, 2037	225,689	31,720
IFB Ser. 3199, Class S, IO, 6.196s, 2036	4,189,693	586,976
IFB Ser. 3200, Class PI, IO, 6.196s, 2036	669,257	94,526
IFB Ser. 3284, Class LI, IO, 6.186s, 2037	4,760,470	653,565
IFB Ser. 3303, Class SH, IO, 6.176s, 2037	8,370,355	971,547
IFB Ser. 3281, Class AI, IO, 6.176s, 2037	979,251	134,451
IFB Ser. 3261, Class SA, IO, 6.176s, 2037	1,210,837	165,715
IFB Ser. 3311, Class IA, IO, 6.156s, 2037	2,775,573	379,920
IFB Ser. 3311, Class IB, IO, 6.156s, 2037	2,775,573	379,920
IFB Ser. 3311, Class IC, IO, 6.156s, 2037	2,775,573	379,920
IFB Ser. 3311, Class ID, IO, 6.156s, 2037	2,775,573	379,920
IFB Ser. 3311, Class IE, IO, 6.156s, 2037	4,240,128	580,389
IFB Ser. 3311, Class PI, IO, 6.156s, 2037	2,335,372	330,645
IFB Ser. 3318, Class KS, IO, 6.156s, 2037	1,413,071	160,920
IFB Ser. 3265, Class SC, IO, 6.156s, 2037	948,935	124,292
IFB Ser. 3382, Class SI, IO, 6.146s, 2037	38,960,646	4,704,888
IFB Ser. 3240, Class GS, IO, 6.126s, 2036	3,127,206	419,390
IFB Ser. 3598, Class SA, IO, 6.096s, 2039	15,040,523	2,026,710
IFB Ser. 3621, Class CS, IO, 6.096s, 2037	5,269,880	584,692
IFB Ser. 3257, Class SI, IO, 6.066s, 2036	1,352,805	176,787
IFB Ser. 3242, Class SC, IO, 6.036s, 2036	16,371,459	1,990,155
IFB Ser. 3242, Class SD, IO, 6.036s, 2036	184,613	21,264
IFB Ser. 3225, Class EY, IO, 6.036s, 2036	37,086,425	4,731,486
IFB Ser. 3225, Class JY, IO, 6.036s, 2036	5,782,764	765,927
IFB Ser. 3608, Class SC, IO, 5.996s, 2039	1,660,938	176,076
IFB Ser. 3201, Class IN, IO, 5.996s, 2036	631,000	89,659
IFB Ser. 3621, Class SB, IO, 5.976s, 2040	20,453,394	2,504,335
IFB Ser. 3628, Class SA, IO, 5.976s, 2040	6,074,646	702,381
IFB Ser. 3617, Class BS, IO, 5.966s, 2039	8,772,408	929,327
IFB Ser. 3589, Class SB, IO, 5.946s, 2039	9,666,870	1,060,335
IFB Ser. 3545, Class SA, IO, 5.896s, 2039	2,098,959	196,449
IFB Ser. 3502, Class DS, IO, 5.896s, 2039	1,194,883	114,909
IFB Ser. 2967, Class SA, IO, 5.896s, 2035	6,685,456	697,627
IFB Ser. 3339, Class TI, IO, 5.886s, 2037	3,453,945	434,195
IFB Ser. 3284, Class CI, IO, 5.866s, 2037	7,966,866	1,007,649
IFB Ser. 3476, Class S, IO, 5.846s, 2038	226,154	20,691
IFB Ser. 3303, Class SD, IO, 5.836s, 2037	2,270,815	270,927
IFB Ser. 3309, Class SG, IO, 5.816s, 2037	3,468,362	384,229
IFB Ser. 3530, Class CS, IO, 5.796s, 2039	15,133,796	1,684,543
IFB Ser. 3530, Class SC, IO, 5.746s, 2039	1,496,974	165,101
IFB Ser. 3536, Class SM, IO, 5.746s, 2039	840,170	95,292
IFB Ser. 3549, Class SA, IO, 5.546s, 2039	6,254,894	532,643
IFB Ser. 3424, Class UI, IO, 5.506s, 2037	2,309,298	269,634
IFB Ser. 3423, Class SG, IO, 5.396s, 2038	79,816	6,755
IFB Ser. 3607, Class SA, IO, 5.001s, 2036	1,010,000	141,016
IFB Ser. 3607, Class SB, IO, 5.001s, 2036	2,128,000	279,364
Ser. 3645, Class ID, IO, 5s, 2040	3,681,411	635,007
Ser. 3632, Class CI, IO, 5s, 2038	4,891,491	896,708
Ser. 3626, Class DI, IO, 5s, 2037	3,813,953	559,202
Ser. 3623, Class CI, IO, 5s, 2036	3,404,716	459,977
FRB Ser. 3006, Class FA, 0.654s, 2034	78,961	78,961
Ser. 3331, Class GO, PO, zero %, 2037	72,195	67,193
Ser. 3289, Class SI, IO, zero %, 2037	400,944	59,031
Ser. 3142, PO, zero %, 2036	3,376	3,374
Ser. 3124, Class DO, PO, zero %, 2036	84,553	73,378
Ser. 3106, PO, zero %, 2036	25,231	25,187
Ser. 3084, Class ON, PO, zero %, 2035	27,455	26,745
Ser. 3084, PO, zero %, 2035	10,293	10,263
Ser. 2989, Class WO, PO, zero %, 2035	32,881	31,841
Ser. 2975, Class QO, PO, zero %, 2035	17,463	15,764
Ser. 2981, Class CO, PO, zero %, 2035	45,991	45,870

Ser. 2951, Class JO, PO, zero %, 2035	30,158	21,873
Ser. 2985, Class CO, PO, zero %, 2035	59,746	52,649
FRB Ser. 3345, Class TY, zero %, 2037	143,587	138,987
FRB Ser. 3299, Class FD, zero %, 2037	224,635	218,884
FRB Ser. 3304, Class UF, zero %, 2037	243,000	189,337
FRB Ser. 3326, Class XF, zero %, 2037	17,138	16,832
FRB Ser. 3273, Class HF, zero %, 2037	28,915	28,157
FRB Ser. 3235, Class TP, zero %, 2036	20,675	20,384
FRB Ser. 3283, Class KF, zero %, 2036	14,720	14,541
FRB Ser. 3332, Class UA, zero %, 2036	10,822	10,758
FRB Ser. 3251, Class TC, zero %, 2036	183,760	175,699
FRB Ser. 3130, Class JF, zero %, 2036	5,522	5,504
FRB Ser. 3067, Class SF, zero %, 2035	215,893	179,461
FRB Ser. 3072, Class TJ, zero %, 2035	90,288	68,291
FRB Ser. 3047, Class BD, zero %, 2035	110,843	91,960
FRB Ser. 3052, Class TJ, zero %, 2035	42,449	36,460
FRB Ser. 3326, Class WF, zero %, 2035	130,657	127,589
FRB Ser. 3030, Class EF, zero %, 2035	95,863	83,234
FRB Ser. 3033, Class YF, zero %, 2035	137,637	120,399
FRB Ser. 3251, Class TP, zero %, 2035	110,603	97,628
FRB Ser. 3263, Class AE, zero %, 2035	124,466	120,490
FRB Ser. 3412, Class UF, zero %, 2035	129,862	112,929
FRB Ser. 3007, Class LU, zero %, 2035	37,425	25,789
FRB Ser. 2958, Class TP, zero %, 2035	32,868	31,302
FRB Ser. 2963, Class TW, zero %, 2035	51,031	50,293
FRB Ser. 2958, Class FB, zero %, 2035	52,315	50,765
FRB Ser. 2947, Class GF, zero %, 2034	100,947	90,390
FRB Ser. 3006, Class TE, zero %, 2034	37,160	36,897
GMAC Commercial Mortgage Securities, Inc. 144A Ser.
99-C3, Class G, 6.974s, 2036 (F)	407,786	313,996
Government National Mortgage Association
IFB Ser. 10-14, Class SA, IO, 7.744s, 2032	100,000	17,263
IFB Ser. 08-47, Class S, IO, 7.444s, 2038	2,750,709	421,774
IFB Ser. 04-11, Class SB, IO, 6.944s, 2034	462,924	74,545
IFB Ser. 05-68, Class SN, IO, 6.944s, 2034	405,465	51,591
IFB Ser. 07-47, Class SA, IO, 6.844s, 2036	2,139,666	315,684
IFB Ser. 07-49, Class NY, IO, 6.844s, 2035	4,043,949	303,013
IFB Ser. 04-96, Class KS, IO, 6.744s, 2034	205,506	31,806
IFB Ser. 06-16, Class GS, IO, 6.734s, 2036	146,538	19,388
IFB Ser. 10-14, Class SD, IO, 6.724s, 2036	93,799	8,480
IFB Ser. 04-5, Class PS, IO, 6.694s, 2033	2,774,000	443,452
IFB Ser. 09-88, Class MS, IO, 6.644s, 2039	6,947,536	830,542
IFB Ser. 09-76, Class MS, IO, 6.644s, 2039	909,422	122,308
IFB Ser. 07-35, Class NY, IO, 6.644s, 2035	2,661,251	271,803
IFB Ser. 09-76, Class SJ, IO, 6.594s, 2039	2,153,050	285,113
IFB Ser. 07-26, Class SG, IO, 6.594s, 2037	1,305,715	144,856
IFB Ser. 09-87, Class IW, IO, 6.594s, 2034	5,849,778	905,546
IFB Ser. 09-106, Class XI, IO, 6.544s, 2037	8,667,011	1,049,488
IFB Ser. 07-18, Class S, IO, 6.544s, 2037	7,709,441	1,145,469
IFB Ser. 08-79, Class ID, IO, 6.544s, 2035	3,603,617	563,045
IFB Ser. 05-13, Class SD, IO, 6.544s, 2035	7,679,198	1,156,641
Ser. 10-58, Class AI, 6 1/2s, 2040	24,508,000	2,986,913
Ser. 10-62, Class SB, 6 1/2s, 2040	25,023,000	3,057,510
IFB Ser. 09-106, Class XL, IO, 6.494s, 2037	2,986,336	343,787
IFB Ser. 09-87, Class SI, IO, 6.494s, 2035	290,621	43,550
IFB Ser. 04-104, Class IS, IO, 6.494s, 2034	239,091	29,681
IFB Ser. 09-87, Class IG, IO, 6.484s, 2037	1,521,197	217,166
IFB Ser. 07-53, Class SY, IO, 6.479s, 2037	3,277,400	393,373
IFB Ser. 09-61, Class SA, IO, 6.444s, 2039	20,008,227	2,546,247
IFB Ser. 10-47, Class PX, IO, 6.444s, 2037	1,820,000	210,678
FRB Ser. 07-37, Class SN, IO, 6.434s, 2037	11,899,653	1,255,042
IFB Ser. 07-37, Class SU, IO, 6.434s, 2037	353,340	47,955
IFB Ser. 07-37, Class YS, IO, 6.414s, 2037	291,958	37,505
IFB Ser. 07-16, Class KU, IO, 6.394s, 2037	19,404,293	2,575,144
IFB Ser. 09-106, Class LP, IO, 6.354s, 2036	1,008,320	120,283
IFB Ser. 10-17, Class AS, IO, 6.344s, 2038	3,727,216	557,918
IFB Ser. 10-47, Class SK, IO, 6.344s, 2037	4,085,000	485,602
IFB Ser. 09-106, Class CM, IO, 6.344s, 2034	787,867	103,486
IFB Ser. 09-87, Class SK, IO, 6.344s, 2032	3,729,450	399,834
IFB Ser. 08-6, Class TI, IO, 6.344s, 2032	383,922	37,467
IFB Ser. 06-34, Class PS, IO, 6.334s, 2036	56,300	6,615
IFB Ser. 07-17, Class AI, IO, 6.294s, 2037	6,526,296	922,427
IFB Ser. 09-18, Class MS, IO, 6.294s, 2035	1,206,602	112,950
IFB Ser. 10-47, Class BX, IO, 6.294s, 2034	3,283,000	449,298
IFB Ser. 10-47, Class XN, IO, 6.294s, 2034	2,575,000	235,621
IFB Ser. 10-53, Class SA, IO, 6.272s, 2039	4,180,000	617,858
IFB Ser. 08-6, Class SA, IO, 6.254s, 2038	3,906,138	398,739
IFB Ser. 09-106, Class LS, IO, 6.244s, 2037	3,024,015	305,909
IFB Ser. 10-2, Class SA, IO, 6.244s, 2037	14,136,418	1,957,010
IFB Ser. 09-24, Class SA, IO, 6.244s, 2037	15,578,582	1,515,017
IFB Ser. 06-26, Class S, IO, 6.244s, 2036	12,286,922	1,442,264
IFB Ser. 08-6, Class SB, IO, 6.224s, 2038	6,340,603	637,484
IFB Ser. 08-9, Class SK, IO, 6.224s, 2038	4,036,031	472,982
IFB Ser. 10-47, Class UX, IO, 6.214s, 2037	5,616,000	767,775
IFB Ser. 10-2, Class S, IO, 6.194s, 2040	837,699	106,807
IFB Ser. 07-35, Class KY, IO, 6.194s, 2037	9,545,100	977,609
IFB Ser. 09-102, Class SM, IO, 6.144s, 2039	15,785,355	1,672,261
IFB Ser. 09-106, Class MS, IO, 6.144s, 2038	9,820,795	939,654
IFB Ser. 09-35, Class SP, IO, 6.144s, 2037	6,524,719	813,045
IFB Ser. 09-103, Class SW, IO, 6.144s, 2037	7,021,348	939,105
IFB Ser. 09-106, Class SC, IO, 6.094s, 2039	5,525,489	715,440
IFB Ser. 05-65, Class SI, IO, 6.094s, 2035	2,581,375	298,949
IFB Ser. 09-102, Class SA, IO, 6.074s, 2039	561,632	62,043
IFB Ser. 09-110, Class NS, IO, 6.044s, 2039	1,000,187	109,651
IFB Ser. 09-87, Class DS, IO, 6.044s, 2039	5,713,621	547,308
IFB Ser. 09-92, Class SL, IO, 6.044s, 2039	1,533,394	156,667
IFB Ser. 09-87, Class KI, IO, 6.044s, 2035	2,955,141	378,140
IFB Ser. 06-16, Class SX, IO, 6.034s, 2036	3,891,059	449,962
IFB Ser. 10-47, Class VS, IO, 5.994s, 2040	1,396,000	188,332
IFB Ser. 09-88, Class SK, IO, 5.994s, 2039	1,439,298	127,610
IFB Ser. 09-72, Class SM, IO, 5.994s, 2039	4,619,287	524,000

IFB Ser. 09-92, Class SA, IO, 5.994s, 2039	4,574,204	554,480
IFB Ser. 09-77, Class SB, IO, 5.994s, 2038	369,014	43,389
IFB Ser. 10-47, Class UD, IO, 5.994s, 2038	1,838,000	184,357
IFB Ser. 09-106, Class SD, IO, 5.994s, 2036	2,781,753	314,978
IFB Ser. 09-87, Class SN, IO, 5.994s, 2035	3,174,712	302,010
IFB Ser. 09-76, Class XS, IO, 5.944s, 2039	11,487,293	1,435,366
IFB Ser. 07-26, Class SW, IO, 5.944s, 2037	18,102,874	1,719,411
IFB Ser. 09-106, Class SU, IO, 5.944s, 2037	5,670,990	555,303
IFB Ser. 07-7, Class JI, IO, 5.944s, 2037	3,160,281	353,225
IFB Ser. 10-47, Class SH, IO, 5.914s, 2038	6,131,000	637,132
IFB Ser. 09-122, Class WS, IO, 5.894s, 2039	10,387,139	1,108,516
IFB Ser. 09-106, Class SL, IO, 5.844s, 2036	7,368,059	852,337
IFB Ser. 09-87, Class TS, IO, 5.844s, 2035	12,031,962	1,475,961
IFB Ser. 09-66, Class BS, IO, 5.834s, 2039	31,108,255	3,253,739
IFB Ser. 04-83, Class CS, IO, 5.824s, 2034	569,172	67,589
IFB Ser. 09-50, Class SW, IO, 5.744s, 2039	1,414,081	129,653
IFB Ser. 09-106, Class ST, IO, 5.744s, 2038	1,843,495	199,061
IFB Ser. 04-41, Class SG, IO, 5.744s, 2034	4,516,236	225,992
IFB Ser. 10-1, Class SD, IO, 5.534s, 2040	4,898,464	508,216
Ser. 09-55, Class LI, IO, 5 1/2s, 2038 (F)	3,229,145	514,692
IFB Ser. 10-1, Class S, IO, 5.494s, 2040	2,414,688	243,733
IFB Ser. 10-14, Class SC, IO, 4.571s, 2035	124,999	16,259
IFB Ser. 09-87, Class WT, IO, 0.182s, 2035	8,078,663	29,810
IFB Ser. 09-106, Class WT, IO, 0.149s, 2037	1,903,230	6,947
Ser. 06-36, Class OD, PO, zero %, 2036	51,484	47,133
FRB Ser. 07-73, Class KI, IO, zero %, 2037	387,338	7,893
FRB Ser. 07-73, Class KM, zero %, 2037	38,559	35,141
FRB Ser. 07-16, Class WF, zero %, 2037	273,396	265,277
Greenwich Capital Commercial Funding Corp. FRB Ser.
06-GG7, Class A2, 6.032s, 2038	2,452,000	2,534,236
GS Mortgage Securities Corp. II FRB Ser. 07-GG10,
Class A3, 5.999s, 2045	679,000	706,526
GS Mortgage Securities Corp. II 144A Ser. 05-GG4,
Class XC, IO, 0.333s, 2039	159,231,372	2,830,334
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.965s, 2035	20,737,821	2,538,077
Ser. 05-RP3, Class 1AS, IO, 5.578s, 2035	2,130,112	251,341
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (In default) (F)(NON)	166,771	17
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
5.974s, 2037	6,315,008	3,883,730
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
0.373s, 2037 (F)	2,870,049	1,578,527
IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR25, Class 5A1, 5.791s, 2036	1,536,869	963,636
FRB Ser. 06-AR25, Class 3A1, 5.771s, 2036 (F)	2,614,366	1,516,332
FRB Ser. 07-AR9, Class 2A1, 5.765s, 2037	2,783,714	1,906,844
FRB Ser. 07-AR15, Class 1A1, 5.757s, 2037	2,684,105	1,731,248
FRB Ser. 05-AR31, Class 3A1, 5.446s, 2036	6,248,194	4,061,326
FRB Ser. 05-AR23, Class 6A1, 5.387s, 2035	2,868,399	2,122,616
FRB Ser. 07-AR11, Class 1A1, 5.04s, 2037	2,091,320	1,317,532
JPMorgan Alternative Loan Trust
FRB Ser. 06-A1, Class 5A1, 5.919s, 2036	1,901,030	1,501,813
FRB Ser. 06-A6, Class 1A1, 0.423s, 2036	2,195,739	1,152,370
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 08-C2, Class X, IO, 0.64s, 2051	89,169,512	2,121,361
JPMorgan Chase Commercial Mortgage Securities Corp.
144A Ser. 07-CB20, Class X1, IO, 0.195s, 2051	124,394,691	1,499,155
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031	492,082	296,272
Ser. 98-C4, Class J, 5.6s, 2035	965,000	839,550
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040 (F)	1,154,000	75,019
Ser. 04-1A, Class K, 5.45s, 2040 (F)	411,000	22,607
Ser. 04-1A, Class L, 5.45s, 2040 (F)	187,000	24,324
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.199s, 2049	110,227,741	1,318,445
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 05-A9, Class 3A1, 5.238s, 2035	680,745	548,967
Ser. 96-C2, Class JS, IO, 2.273s, 2028 (F)	1,729,112	46,013
Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3,
6.02s, 2050	451,000	460,245
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A2, 6.118s, 2049	552,000	593,876
Mezz Cap Commercial Mortgage Trust Ser. 07-C5,
Class X, IO, 4.92s, 2017	4,722,850	330,599
Mezz Cap Commercial Mortgage Trust 144A Ser. 04-C1,
Class X, IO, 7.93s, 2037	1,163,021	113,395
Morgan Stanley Capital I
Ser. 98-CF1, Class E, 7.35s, 2032	2,455,000	2,571,957
FRB Ser. 08-T29, Class A3, 6.458s, 2043 (F)	1,332,000	1,400,852
Ser. 07-HQ13, Class A2, 5.649s, 2044	2,498,000	2,663,211
Morgan Stanley Capital I 144A
FRB Ser. 04-RR, Class F7, 6s, 2039 (F)	3,360,000	184,815
Ser. 07-HQ13, Class X1, IO, 0.815s, 2044 (F)	109,494,266	2,063,774
Morgan Stanley Mortgage Loan Trust
FRB Ser. 06-3AR, Class 3A1, 5 7/8s, 2036	1,617,891	1,083,987
FRB Ser. 07-11AR, Class 2A1, 5.861s, 2037	5,623,226	2,867,845
FRB Ser. 07-14AR, Class 6A1, 5.791s, 2037	9,793,499	6,267,839
FRB Ser. 07-15AR, Class 2A1, 5.632s, 2037	1,215,139	874,102
Ser. 06-6AR, Class 2A, 5.411s, 2036	5,113,904	3,324,038
Ser. 05-5AR, Class 2A1, 3.706s, 2035 (F)	1,807,202	1,106,911
FRB Ser. 06-5AR, Class A, 0.513s, 2036	3,886,658	1,962,762
Mortgage Capital Funding, Inc.
FRB Ser. 98-MC2, Class E, 7.154s, 2030 (F)	459,501	487,018
Ser. 97-MC2, Class X, IO, 1.988s, 2012	4,792	156
Nomura Asset Acceptance Corp. 144A IFB Ser. 04-R3,
Class AS, IO, 6.788s, 2035	204,378	32,472
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2010	285,000	71,250
Residential Asset Securitization Trust

Ser. 07-A5, Class 2A3, 6s, 2037		1,515,908	1,091,454
FRB Ser. 05-A2, Class A1, 0.763s, 2035		3,020,739	2,166,933
STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018		316,000	221,200
Ser. 03-1A, Class N, 5s, 2018		376,000	244,400
Ser. 04-1A, Class M, 5s, 2018		345,000	207,000
Ser. 04-1A, Class N, 5s, 2018		325,000	178,750
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 06-9, Class 1A1, 6.37s, 2036		1,802,372	1,074,469
FRB Ser. 07-10, Class 1A1, 6s, 2037		849,284	492,585
FRB Ser. 05-23, Class 3A1, 5.999s, 2036		1,264,315	960,880
FRB Ser. 06-4, Class 6A, 5.877s, 2036		1,106,000	823,970
FRB Ser. 06-12, Class 1A1, 0.423s, 2037		8,351,215	5,010,729
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.985s, 2037		9,094,825	1,201,210
Ser. 05-RF7, Class A, IO, 5.532s, 2035		2,067,993	241,038
Ser. 07-4, Class 1A4, IO, 1s, 2037		12,534,741	447,971
Structured Asset Securities Corp. 144A
Ser. 05-RF1, Class A, IO, 5.869s, 2035		1,938,422	237,937
Ser. 05-RF6, Class A, IO, 5.683s, 2043		821,367	97,709
Ser. 05-RF3, Class 1A, IO, 5.594s, 2035		1,728,038	205,204
Ser. 07-RF1, Class 1A, IO, 5.356s, 2037		9,457,935	996,617
Ser. 06-RF4, Class 1A, IO, 5.183s, 2036		746,304	83,375
Cornerstone Titan PLC 144A
FRB Ser. 05-CT1A, Class D, 1.714s, 2014 (United
Kingdom)	GBP	868,987	763,292
FRB Ser. 05-CT2A, Class E, 1.703s, 2014 (United
Kingdom)	GBP	444,138	491,887
Ursus PLC 144A FRB Ser. 1-A, Class D, 1.561s, 2012
(Ireland)	GBP	409,653	43,805
Wachovia Bank Commercial Mortgage Trust
Ser. 07-C31, Class A3, 5.483s, 2047		$853,000	869,255
Ser. 07-C31, Class A2, 5.421s, 2047		3,053,000	3,152,119
Ser. 07-C34, IO, 0.518s, 2046		32,886,406	616,949
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser.
05-WL5A, Class L, 3.554s, 2018		917,000	458,500
Wells Fargo Alternative Loan Trust FRB Ser. 07-PA6,
Class A1, 6.395s, 2037		14,474,459	9,104,774

Total mortgage-backed securities (cost $392,463,441)			$454,256,356

CORPORATE BONDS AND NOTES (20.6%)(a)
		Principal amount	Value

Basic materials (1.6%)
Builders FirstSource, Inc. 144A company guaranty sr.
notes FRN 13s, 2016		$323,000	$333,498
Clondalkin Acquisition BV 144A company guaranty sr.
notes FRN 2.257s, 2013 (Netherlands)		505,000	477,225
Cognis GmbH company guaranty sr. bonds FRB Ser. REGS,
2.65s, 2013 (Netherlands)	EUR	348,000	456,853
FMG Finance Pty Ltd. 144A sr. sec. notes 10 5/8s, 2016
(Australia)		$109,000	128,075
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		2,122,000	2,376,640
Georgia-Pacific, LLC sr. unsec. unsub. notes 8 1/8s,
2011		110,000	116,050
HeidelbergCement AG company guaranty sr. unsec. unsub.
bonds 7 1/2s, 2020 (Germany)	EUR	192,000	250,108
HeidelbergCement AG company guaranty unsec. unsub.
notes 8 1/2s, 2019 (Germany)	EUR	667,000	929,907
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		$114,000	117,705
International Paper Co. sr. unsec. notes 9 3/8s, 2019		226,000	286,455
LBI Escrow Corp. 144A sr. notes 8s, 2017		140,000	145,075
Nalco Co. 144A sr. notes 8 1/4s, 2017		72,000	77,220
NewPage Holding Corp. sr. unsec. unsub. notes FRN
7.527s, 2013 (PIK)		188,486	39,582
Novelis, Inc. company guaranty sr. unsec. notes
11 1/2s, 2015		175,000	192,500
Novelis, Inc. company guaranty sr. unsec. notes
7 1/4s, 2015		221,000	217,685
PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s,
2014 (Austria)	EUR	834,000	1,252,031
Rhodia SA sr. unsec. notes FRN Ser. REGS, 3.394s, 2013
(France)	EUR	1,106,000	1,454,470
Rockwood Specialties Group, Inc. company guaranty sr.
unsec. sub. notes 7 5/8s, 2014	EUR	130,000	175,573
SGL Carbon SE company guaranty sr. sub. notes FRN Ser.
EMTN, 1.912s, 2015 (Germany)	EUR	339,000	410,477
Smurfit Kappa Funding PLC sr. unsec. sub. notes
7 3/4s, 2015 (Ireland)		$630,000	615,038
Smurfit-Stone Container Corp. sr. notes unsec. unsub.
notes 8 3/8s, 2012 (In default) (NON)		399,000	404,985
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2012		398,000	416,905
Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s,
2016		550,000	572,825
Teck Resources, Ltd. sr. notes 10 3/4s, 2019 (Canada)		487,000	606,315
Teck Resources, Ltd. sr. notes 10 1/4s, 2016 (Canada)		558,000	672,390
Teck Resources, Ltd. sr. notes 9 3/4s, 2014 (Canada)		890,000	1,081,350
Verso Paper Holdings, LLC/Verso Paper, Inc. 144A sr.
notes 11 1/2s, 2014		601,000	668,613
			14,475,550

Capital goods (0.9%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		206,000	210,635
Ball Corp. company guaranty sr. unsec. notes 7 3/8s,
2019		56,000	58,940

Ball Corp. company guaranty sr. unsec. notes 7 1/8s,
2016		84,000	89,250
BBC Holding Corp. sr. notes 8 7/8s, 2014		775,000	761,438
Bombardier, Inc. 144A sr. unsec. notes FRN 3.787s,
2013 (Canada)	EUR	38,000	50,142
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		$407,000	419,719
Impress Holdings BV company guaranty sr. disc. bonds
FRB Ser. REGS, 4.121s, 2013 (Netherlands)	EUR	304,000	388,322
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 6 1/8s, 2014		$1,301,000	1,323,768
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 5 7/8s, 2015		1,019,000	1,034,285
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		860,000	1,015,390
Prysmian SpA sr. unsec. bond 5 1/4s, 2015 (Italy)	EUR	255,000	346,737
Rexam PLC unsec. sub. bonds FRB 6 3/4s, 2067 (United
Kingdom)	EUR	350,000	447,571
Ryerson Tull, Inc. company guaranty sr. sec. notes
12s, 2015		$777,000	840,131
TD Funding Corp. 144A company guaranty sr. sub. notes
7 3/4s, 2014		155,000	158,681
Transdigm, Inc. company guaranty sr. unsec. sub. notes
7 3/4s, 2014		716,000	731,215
			7,876,224

Communication services (2.5%)
CCH II, LLC sr. notes 13 1/2s, 2016		957,525	1,158,605
CCO Holdings LLC/CCO Holdings Capital Corp. 144A
company guaranty sr. notes 7 7/8s, 2018		145,000	147,538
Cincinnati Bell, Inc. company guaranty sr. unsec.
notes 7s, 2015		195,000	191,100
Cincinnati Bell, Inc. company guaranty sr. unsec. sub.
notes 8 3/4s, 2018		180,000	182,250
Cricket Communications, Inc. company guaranty 9 3/8s,
2014		441,000	455,884
Cricket Communications, Inc. company guaranty sr.
unsec. unsub. notes 10s, 2015		870,000	920,025
Cricket Communications, Inc. company guaranty sr.
unsub. notes 7 3/4s, 2016		1,110,000	1,151,625
CSC Holdings, Inc. sr. notes 6 3/4s, 2012		196,000	205,800
CSC Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2014		135,000	144,788
Digicel Group, Ltd. 144A sr. unsec. notes 8 7/8s, 2015
(Jamaica)		470,000	470,000
Frontier Communications Corp. sr. unsec. notes 8 1/8s,
2018		766,000	788,980
Frontier Communications Corp. 144A sr. notes 8 1/4s,
2017		140,000	144,200
Global Crossing UK Finance PLC company guaranty
11 3/4s, 2014 (United Kingdom)	GBP	68,000	106,993
Inmarsat Finance PLC 144A company guaranty sr. notes
7 3/8s, 2017 (United Kingdom)		$435,000	453,488
Intelsat Subsidiary Holding Co., Ltd. company guaranty
sr. unsec. notes 8 7/8s, 2015 (Bermuda)		592,000	615,680
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014		820,000	810,775
Magyar Telecom BV 144A company guaranty sr. notes
9 1/2s, 2016 (Hungary)	EUR	551,000	762,560
Mediacom LLC/Mediacom Capital Corp. 144A sr. notes
9 1/8s, 2019		$229,000	235,870
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		180,000	186,750
NII Capital Corp. 144A company guaranty sr. notes 10s,
2016		211,000	234,210
Nordic Telephone Co. Holdings ApS sec. notes Ser.
REGS, 8 1/4s, 2016 (Denmark)	EUR	526,000	747,139
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		$295,000	300,531
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		359,000	365,283
Qwest Communications International, Inc. company
guaranty Ser. B, 7 1/2s, 2014		140,000	142,450
Qwest Corp. sr. unsec. notes 7 1/2s, 2014		145,000	158,594
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012		1,766,000	1,929,355
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		382,000	387,730
SBA Telecommunications, Inc. 144A company guaranty sr.
notes 8 1/4s, 2019		235,000	252,038
SBA Telecommunications, Inc. 144A company guaranty sr.
notes 8s, 2016		405,000	427,275
Sprint Capital Corp. notes 8 3/8s, 2012		145,000	152,975
Sprint Nextel Corp. sr. notes 8 3/8s, 2017		2,450,000	2,532,688
UPC Germany GmbH sr. notes Ser. REGS, 9 5/8s, 2019
(Germany)	EUR	678,000	970,241
UPC Germany GmbH 144A sr. bonds 8 1/8s, 2017 (Germany)	EUR	489,000	677,067
UPC Holdings BV sr. notes 9 3/4s, 2018 (Netherlands)	EUR	575,000	820,564
UPC Holdings BV sr. notes Ser. REGS, 8 5/8s, 2014
(Netherlands)	EUR	127,000	172,788
Virgin Media Finance PLC company guaranty sr. unsec.
bond 8 7/8s, 2019 (United Kingdom)	GBP	79,000	129,949
Virgin Media Finance PLC company guaranty sr. unsec.
unsub. notes 9 1/2s, 2016 (United Kingdom)	EUR	156,000	232,482
West Corp. company guaranty 9 1/2s, 2014		$455,000	470,925
Wind Acquisition Holding company guaranty sr. notes
Ser. REGS, 12 1/4s, 2017 (Luxembourg) (PIK)	EUR	420,000	570,029
Windstream Corp. company guaranty 8 5/8s, 2016		$1,505,000	1,540,744
			22,347,968

Conglomerates (--%)
SPX Corp. sr. unsec. notes 7 5/8s, 2014		270,000	285,525
			285,525

Consumer cyclicals (3.5%)
Affinia Group, Inc. 144A sr. notes 10 3/4s, 2016		55,000	60,431
Affinion Group, Inc. company guaranty 11 1/2s, 2015		560,000	590,800
Affinion Group, Inc. company guaranty 10 1/8s, 2013		635,000	658,813
Affinity Group, Inc. sr. sub. notes 9s, 2012		934,000	653,800
Allison Transmission, Inc. 144A company guaranty sr.
unsec. notes 11 1/4s, 2015 (PIK)		501,380	541,490
AMC Entertainment, Inc. company guaranty 11s, 2016		485,000	518,950
AMC Entertainment, Inc. sr. sub. notes 8s, 2014		399,000	404,985
American Casino & Entertainment Properties LLC sr.
notes 11s, 2014		430,000	422,475
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014		310,000	313,875
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		265,000	245,125
Building Materials Corp. 144A sr. notes 7s, 2020		58,000	58,870
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016		265,000	276,925
Cirsa Capital Luxembourg SA company guaranty Ser.
REGS, 7 7/8s, 2012 (Luxembourg)	EUR	172,000	235,729
Clear Channel Communications, Inc. company guaranty
unsec. unsub. notes 10 3/4s, 2016		$450,000	377,438
Clear Channel Worldwide Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017		83,000	88,914
Codere Finance Luxembourg SA sr. sec. notes Ser. REGS,
8 1/4s, 2015 (Luxembourg)	EUR	507,000	674,614
D.R. Horton, Inc. sr. notes 7 7/8s, 2011		$60,000	63,150
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 7 5/8s, 2016		262,000	292,458
Echostar DBS Corp. company guaranty 7 1/8s, 2016		135,000	137,025
Echostar DBS Corp. company guaranty 6 5/8s, 2014		3,123,000	3,154,230
Europcar Groupe SA company guaranty sr. sub. bond FRB
Ser. REGS, 4.162s, 2013 (France)	EUR	354,000	434,975
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011		$1,389,000	1,468,868
Goodman Global Group, Inc. 144A sr. disc. notes zero
%, 2014		560,000	341,600
Goodman Global, Inc. company guaranty sr. unsec. sub.
notes 13 1/2s, 2016		605,000	678,356
Goodyear Tire & Rubber Co. (The) sr. unsec. notes
10 1/2s, 2016		697,000	776,284
Grupo Televisa SA sr. unsec. bonds 6 5/8s, 2040
(Mexico)		195,000	200,039
Grupo Televisa SA sr. unsec. notes 6s, 2018 (Mexico)		260,000	276,291
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 3.831s, 2014		145,000	139,925
Harrah's Operating Co., Inc. sr. notes 11 1/4s, 2017		415,000	452,350
Interpublic Group of Companies, Inc. (The) sr. unsec.
notes 10s, 2017		505,000	577,594
ISS Holdings A/S sr. sub. notes Ser. REGS, 8 7/8s,
2016 (Denmark)	EUR	660,000	904,542
Jarden Corp. company guaranty sr. sub. notes Ser. 1,
7 1/2s, 2020	EUR	75,000	102,683
Jarden Corp. company guaranty sr. unsec. sub. notes
7 1/2s, 2020		$100,000	102,250
Jarden Corp. company guaranty sr. unsec. sub. notes
7 1/2s, 2017		475,000	485,688
Lamar Media Corp. company guaranty sr. notes 9 3/4s,
2014		225,000	250,313
Lear Corp. company guaranty sr. unsec. bond 7 7/8s,
2018		145,000	147,719
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016		1,760,000	1,876,600
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016		155,000	164,300
Levi Strauss & Co. 144A sr. notes 7 5/8s, 2020		355,000	358,550
Liberty Media, LLC sr. notes 5.7s, 2013		406,000	408,030
Limited Brands, Inc. company guaranty sr. unsec.
unsub. notes 7s, 2020		180,000	183,600
Lottomatica SpA sub. notes FRN Ser. REGS, 8 1/4s, 2066
(Italy)	EUR	335,000	463,581
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015 (In default) (NON)		$760,000	190,000
MGM Mirage, Inc. company guaranty 8 1/2s, 2010		113,000	113,848
Navistar International Corp. sr. notes 8 1/4s, 2021		717,000	756,435
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014		440,000	462,000
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty sr. unsec. sub. disc. notes stepped-coupon
zero % (12 1/2s, 8/1/11), 2016 (STP)		786,000	762,420
Owens Corning, Inc. company guaranty unsec. unsub.
notes 9s, 2019		1,148,000	1,380,470
Penn National Gaming, Inc. 144A sr. unsec. sub. notes
8 3/4s, 2019		115,000	119,888
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015		625,000	601,563
Pinnacle Entertainment, Inc. 144A sr. notes 8 5/8s,
2017		120,000	125,400
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014		145,000	146,450
Sirius XM Radio, Inc. 144A sr. notes 9 3/4s, 2015		590,000	644,575
Standard Pacific Corp. company guaranty sr. unsec.
unsub. notes 7s, 2015		277,000	271,460
Station Casinos, Inc. sr. notes 6s, 2012
(In default) (NON)		614,000	44,515
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. notes
11s, 2013		256,133	276,624
Toys R Us Property Co., LLC 144A sr. notes 8 1/2s, 2017		135,000	142,763
Travelport LLC company guaranty 11 7/8s, 2016		375,000	410,625
Travelport LLC company guaranty 9 7/8s, 2014		325,000	341,656
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015 (In default) (NON)		524,000	2,620
TRW Automotive, Inc. company guaranty sr. unsec.
unsub. notes Ser. REGS, 6 3/8s, 2014	EUR	235,000	311,128

TVN Finance Corp. II AB company guaranty sr. unsec.
notes 10 3/4s, 2017 (Sweden)	EUR	120,000	178,433
TVN Finance Corp. PLC 144A company guaranty sr. unsec.
notes 10 3/4s, 2017 (United Kingdom)	EUR	340,000	502,852
Umbrella Acquisition, Inc. 144A company guaranty sr.
unsec. unsub. notes 9 3/4s, 2015 (PIK)		$886,205	804,231
Vertis, Inc. company guaranty sr. notes 13 1/2s, 2014
(PIK)		519,870	223,544
Visant Corp. company guaranty sr. unsec. sub. notes
7 5/8s, 2012		1,164,000	1,168,365
WMG Acquisition Corp. 144A sr. sec. notes 9 1/2s, 2016		130,000	140,400
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. Ser. EXCH, 6 5/8s, 2014		25,000	25,313
Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016		77,000	84,315
Young Broadcasting, Inc. company guaranty sr. sub.
notes 8 3/4s, 2014 (In default) (NON)		160,000	400
Young Broadcasting, Inc. company guaranty sr. unsec.
sub. notes 10s, 2011 (In default) (NON)		469,000	1,079
			30,797,607

Consumer staples (0.3%)
Archibald Candy Corp. company guaranty 10s, 2010 (In
default) (F)(NON)		170,069	2,626
Avis Budget Car Rental, LLC company guaranty sr.
unsec. unsub. notes 7 3/4s, 2016		560,000	571,200
Avis Budget Car Rental, LLC 144A company guaranty sr.
notes 9 5/8s, 2018		105,000	113,400
Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016		142,000	145,728
Great Atlantic & Pacific Tea Co. 144A sr. notes
11 3/8s, 2015		295,000	292,050
Prestige Brands, Inc. 144A company guaranty sr. unsec.
notes 8 1/4s, 2018		290,000	298,700
Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017		620,000	585,900
Rite Aid Corp. company guaranty sr. unsec. unsub.
notes 9 1/2s, 2017		542,000	474,250
Smithfield Foods, Inc. 144A sr. sec. notes 10s, 2014		130,000	145,925
Supervalu, Inc. sr. unsec. notes 8s, 2016		140,000	142,450
Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014		66,000	78,293
			2,850,522

Energy (4.6%)
Arch Western Finance, LLC company guaranty sr. notes
6 3/4s, 2013		1,083,000	1,091,123
ATP Oil & Gas Corp. 144A sr. notes 11 7/8s, 2015		300,000	299,250
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017		630,000	614,250
Chesapeake Energy Corp. company guaranty sr. unsec.
notes 9 1/2s, 2015		130,000	142,513
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013		1,991,000	2,010,910
Complete Production Services, Inc. company guaranty
8s, 2016		770,000	787,325
Comstock Resources, Inc. sr. notes 6 7/8s, 2012		995,000	992,513
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)		410,000	422,300
Connacher Oil and Gas, Ltd. 144A sr. sec. notes
11 3/4s, 2014 (Canada)		65,000	71,500
CONSOL Energy, Inc. 144A company guaranty sr. unsec.
notes 8s, 2017		140,000	147,875
Denbury Resources, Inc. company guaranty sr. unsec.
sub. notes 8 1/4s, 2020		135,000	144,788
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015		775,000	796,313
Dong Energy A/S jr. unsec. sub. notes FRN 5 1/2s, 2035
(Denmark)	EUR	364,000	484,217
Empresa Nacional del Petroleo 144A sr. unsec. notes
6 1/4s, 2019 (Chile)		$1,300,000	1,359,764
Expro Finance Luxemburg 144A sr. notes 8 1/2s, 2016
(Luxembourg)		589,000	603,725
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014		1,010,000	992,325
Forest Oil Corp. sr. notes 8s, 2011		1,465,000	1,549,238
Gaz Capital for Gazprom 144A sr. unsec. notes 7.288s,
2037 (Russia)		575,000	569,250
Gaz Capital SA sr. unsec. notes Ser. REGS, 7.288s,
2037 (Russia)		780,000	772,200
Gaz Capital SA 144A company guaranty sr. unsec. bond
8.146s, 2018 (Russia)		316,000	353,797
Gaz Capital SA 144A sr. sec. bond 9 1/4s, 2019 (Russia)		1,855,000	2,203,796
Gaz Capital SA 144A sr. unsec. 6.51s, 2022 (Russia)		485,000	469,844
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016		1,010,000	1,050,400
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014		790,000	785,063
Infinis PLC sr. notes Ser. REGS, 9 1/8s, 2014 (United
Kingdom)	GBP	222,000	354,422
KazMunaiGaz Finance Sub BV 144A notes 7s, 2020
(Kazakhstan)		$355,000	351,486
Key Energy Services, Inc. company guaranty sr. unsec.
unsub. notes 8 3/8s, 2014		355,000	362,100
Lukoil International Finance BV 144A company guaranty
sr. unsec. unsub. bonds 6.656s, 2022 (Russia)		1,080,000	1,055,700
Lukoil International Finance BV 144A company guaranty
sr. unsec. unsub. notes 7 1/4s, 2019 (Russia)		450,000	475,497
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014		698,000	710,215
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013		575,000	574,281
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011		363,248	366,890
Peabody Energy Corp. company guaranty 7 3/8s, 2016		1,150,000	1,219,000
Pemex Project Funding Master Trust company guaranty
sr. unsec. unsub. bonds 6 5/8s, 2035 (Mexico)		340,000	336,522

Pemex Project Funding Master Trust company guaranty
unsec. unsub. notes 6 5/8s, 2038 (Mexico)		325,000	317,007
Petrobras International Finance Co. company guaranty
sr. unsec. notes 7 7/8s, 2019 (Brazil)		960,000	1,120,800
Petrobras International Finance Co. company guaranty
sr. unsec. notes 6 7/8s, 2040 (Brazil)		300,000	314,064
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013		332,000	346,940
Petroleos de Venezuela SA company guaranty sr. unsec.
notes 5 1/4s, 2017 (Venezuela)		5,485,000	3,558,394
Petroleos de Venezuela SA company guaranty sr. unsec.
unsub. notes 5 1/2s, 2037 (Venezuela)		650,000	321,750
Petroleos de Venezuela SA company guaranty sr. unsec.
unsub. notes 5 3/8s, 2027 (Venezuela)		650,000	336,375
Petroleos de Venezuela SA sr. unsec. bonds zero %,
2011 (Venezuela)		2,020,000	1,747,300
Petroleos de Venezuela SA sr. unsec. sub. bond 5s,
2015 (Venezuela)		1,255,000	818,310
Petroleum Co. of Trinidad & Tobago Ltd. 144A sr.
unsec. notes 9 3/4s, 2019 (Trinidad)		215,000	251,550
Petroleum Co. of Trinidad & Tobago Ltd. 144A sr.
unsec. notes 6s, 2022 (Trinidad)		1,162,000	1,122,806
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018		539,000	579,425
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015		280,000	286,300
Plains Exploration & Production Co. company guaranty
7s, 2017		150,000	148,500
Plains Exploration & Production Co. company guaranty
sr. unsec. notes 10s, 2016		645,000	714,338
Power Sector Assets & Liabilites Management Corp. 144A
govt. guaranty sr. unsec. notes 7.39s, 2024
(Philippines)		690,000	745,200
Power Sector Assets & Liabilites Management Corp. 144A
govt. guaranty sr. unsec. notes 7 1/4s, 2019
(Philippines)		950,000	1,036,640
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014		994,000	1,021,335
Range Resources Corp. company guaranty sr. unsec. sub.
notes 7 1/2s, 2017		524,000	547,580
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. unsub. notes 8s, 2018		815,000	800,738
White Nights Finance BV for Gazprom notes 10 1/2s,
2014 (Russia)		485,000	577,582
Williams Cos., Inc. (The) notes 7 3/4s, 2031		256,000	294,744
			41,528,070

Financials (4.2%)
Banco Do Brasil 144A sr. unsec. 5.516s, 2017 (Brazil)	BRL	855,000	489,690
Bosphorus Financial Services, Ltd. 144A sr. notes FRN
2.05s, 2012		$1,414,000	1,382,110
CIT Group, Inc. sr. bond 7s, 2017		1,694,000	1,611,418
CIT Group, Inc. sr. bond 7s, 2016		937,000	891,321
CIT Group, Inc. sr. bond 7s, 2015		235,000	224,131
CIT Group, Inc. sr. bond 7s, 2014		221,000	213,265
CIT Group, Inc. sr. bond 7s, 2013		450,000	442,688
GMAC, LLC company guaranty sr. unsec. notes 7s, 2012		117,000	118,901
GMAC, LLC company guaranty sr. unsec. notes 6 7/8s,
2012		818,000	833,338
GMAC, LLC company guaranty sr. unsec. notes 6 5/8s,
2012		851,000	858,446
GMAC, LLC company guaranty sr. unsec. unsub. notes
6 7/8s, 2011		104,000	105,820
GMAC, LLC company guaranty sr. unsec. unsub. notes FRN
2.452s, 2014		85,000	75,356
HSBC Capital Funding LP/ Jersey Channel Islands
company guaranty sub. FRB 5.13s, 2049 (United Kingdom)	EUR	486,000	597,900
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015		$185,000	180,375
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014		135,000	131,625
Icahn Enterprises LP/Ichan Enterprises Finance Corp.
144A sr. notes 8s, 2018		895,000	870,388
JPMorgan Chase & Co. 144A sr. unsec. notes FRN zero %,
2017		600,000	585,240
JPMorgan Chase & Co. 144A sr. unsec. unsub. notes FRN
4.56s, 2011	RUB	46,000,000	1,562,528
JPMorgan Chase & Co. 144A unsec. unsub. notes 0.178s,
2012	INR	37,500,000	911,550
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015		$290,000	303,775
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017		641,000	634,590
Liberty Mutual Insurance 144A notes 7.697s, 2097		1,330,000	1,214,335
Reynolds Group DL Escrow, Inc./Reynolds Group Escrow,
LLC 144A sr. sec. notes 7 3/4s, 2016 (Luxembourg)	EUR	843,000	1,158,151
RSHB Capital SA for OJSC Russian Agricultural Bank
sub. bonds FRB 6.97s, 2016 (Russia)		$5,400,000	5,563,350
RSHB Capital SA for OJSC Russian Agricultural Bank
144A notes 7 3/4s, 2018 (Russia)		775,000	870,480
RSHB Capital SA for OJSC Russian Agricultural Bank
144A notes 7 1/8s, 2014 (Russia)		775,000	832,893
Shinhan Bank 144A sr. unsec. bond 6s, 2012 (South
Korea)		257,000	274,996
USI Holdings Corp. 144A company guaranty sr. unsec.
notes FRN 4 1/8s, 2014		120,000	102,300
VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)		1,065,000	1,067,663
VTB Capital SA 144A bonds 6 1/4s, 2035 (Russia)		2,934,000	2,941,335
VTB Capital SA 144A notes 7 1/2s, 2011 (Russia)		1,660,000	1,751,300
VTB Capital SA 144A notes 6 7/8s, 2018 (Russia)		4,520,000	4,666,900
VTB Capital SA 144A sec. notes 6.609s, 2012 (Russia)		3,965,000	4,146,637
			37,614,795

Health care (1.2%)
Bayer AG jr. unsec. sub. bonds FRB 5s, 2105 (Germany)	EUR	364,000	477,209
Community Health Systems, Inc. company guaranty
8 7/8s, 2015		$102,000	107,100
DaVita, Inc. company guaranty 6 5/8s, 2013		291,000	293,910
HCA, Inc. company guaranty sr. notes 9 5/8s, 2016 (PIK)		788,000	856,950
HCA, Inc. sr. sec. notes 9 1/4s, 2016		617,000	667,131
HCA, Inc. sr. sec. notes 9 1/8s, 2014		563,000	598,891
Omnicare, Inc. company guaranty 6 3/4s, 2013		385,000	388,369
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		1,065,000	1,065,000
Select Medical Corp. company guaranty 7 5/8s, 2015		767,000	728,650
Service Corporation International debs. 7 7/8s, 2013		112,000	111,440
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013		1,412,000	1,397,880
Sun Healthcare Group, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2015		162,000	167,670
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017		640,000	644,800
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)		329,569	332,041
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 10s, 2018		276,000	314,295
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 9s, 2015		1,160,000	1,262,950
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)		590,000	634,250
Ventas Realty LP/Capital Corp. company guaranty sr.
unsec. notes 7 1/8s, 2015 (R)		280,000	290,164
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s,
2014 (R)		337,000	347,953
			10,686,653

Technology (0.8%)
Ceridian Corp. company guaranty sr. unsec. notes
12 1/4s, 2015 (PIK)		139,000	143,170
Ceridian Corp. sr. unsec. notes 11 1/4s, 2015		547,000	563,410
Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s,
2015		305,000	323,300
First Data Corp. company guaranty sr. unsec. notes
10.55s, 2015 (PIK)		444,420	393,312
First Data Corp. company guaranty sr. unsec. notes
9 7/8s, 2015		225,000	205,875
First Data Corp. company guaranty sr. unsec. sub.
notes 11 1/4s, 2016		400,000	334,000
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 9 1/8s, 2014 (PIK)		347,344	346,476
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014		703,000	692,455
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016		28,000	26,915
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020		1,035,000	1,073,813
Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021		290,000	306,313
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands) (In default) (F)(NON)		25,000	2,178
Sanmina Corp. sr. unsec. sub. notes 8 1/8s, 2016		262,000	265,275
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015		690,000	727,088
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013		780,000	800,475
Unisys Corp. 144A company guaranty sr. sub. notes
14 1/4s, 2015		711,000	856,755
			7,060,810

Transportation (0.1%)
British Airways PLC sr. unsec. 8 3/4s, 2016 (United
Kingdom)	GBP	353,000	531,693
RailAmerica, Inc. company guaranty sr. notes 9 1/4s,
2017		$352,000	379,280
			910,973

Utilities and power (0.9%)
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017		395,000	406,850
AES Corp. (The) 144A sec. notes 8 3/4s, 2013		387,000	392,805
Colorado Interstate Gas Co. debs. 6.85s, 2037 (Canada)		615,000	647,971
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016		289,000	224,698
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013		135,000	120,150
Edison Mission Energy sr. unsec. notes 7.2s, 2019		292,000	208,780
Edison Mission Energy sr. unsec. notes 7s, 2017		44,000	32,065
El Paso Corp. sr. unsec. notes 7s, 2017		160,000	164,382
El Paso Natural Gas Co. debs. 8 5/8s, 2022		370,000	453,869
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016		220,000	230,450
Majapahit Holding BV 144A company guaranty sr. unsec.
notes 8s, 2019 (Indonesia)		525,000	582,750
Majapahit Holding BV 144A company guaranty sr. unsec.
notes 7 3/4s, 2020 (Indonesia)		2,425,000	2,695,921
Mirant Americas Generation, Inc. sr. unsec. notes
8.3s, 2011		205,000	211,150
NRG Energy, Inc. sr. notes 7 3/8s, 2016		610,000	603,900
Sierra Pacific Resources sr. unsec. notes 8 5/8s, 2014		574,000	589,068
Sierra Pacific Resources sr. unsec. unsub. notes
6 3/4s, 2017		120,000	122,951
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s,
2028		145,000	158,831
Utilicorp United, Inc. sr. unsec. notes 7.95s, 2011		36,000	37,666
Vattenfall Treasury AB company guaranty jr. unsec.

sub. bond FRB 5 1/4s, 2049 (Sweden)	EUR	364,000	486,145
			8,370,402
Total corporate bonds and notes (cost $179,656,243)			$184,805,099

ASSET-BACKED SECURITIES (10.6%)(a)
		Principal amount	Value

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2, 0.953s, 2035		143,651	$55,985
FRB Ser. 05-4, Class A2C, 0.473s, 2035		39,683	38,462
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.413s, 2036		217,000	66,966
FRB Ser. 06-HE3, Class A2C, 0.413s, 2036		271,000	98,582
Ameriquest Mortgage Securities, Inc. FRB Ser. 03-8,
Class M2, 2.013s, 2033		388,452	138,622
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038		743,000	133,740
Ser. 04-1A, Class E, 6.42s, 2039		420,000	67,200
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3, 2.533s, 2033		47,378	16,072
FRB Ser. 06-W4, Class A2C, 0.423s, 2036		326,879	107,350
Asset Backed Funding Certificates
FRB Ser. 04-OPT2, Class M2, 1.263s, 2033		242,638	185,586
FRB Ser. 05-WMC1, Class M1, 0.703s, 2035		70,000	65,100
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 0.453s, 2036		43,823	29,603
FRB Ser. 06-HE4, Class A5, 0.423s, 2036		160,786	104,721
FRB Ser. 06-HE7, Class A4, 0.403s, 2036		56,000	19,556
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 04-FR3, Class M6, 5.138s, 2034		91,264	13,491
FRB Ser. 05-HE1, Class M3, 1 1/4s, 2035		435,000	127,516
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030		1,502,710	1,081,951
Ser. 00-A, Class A2, 7.575s, 2030		2,427,197	1,711,174
FRB Ser. 00-A, Class A1, 0.414s, 2030		261,151	43,046
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-OPT1, Class M1, 0.683s, 2035		95,957	75,622
FRB Ser. 07-OPX1, Class A1A, 0.333s, 2037		1,165,164	699,099
Conseco Finance Securitizations Corp.
Ser. 00-2, Class A5, 8.85s, 2030		2,294,774	1,881,714
Ser. 00-4, Class A6, 8.31s, 2032		5,824,362	4,659,489
Ser. 00-5, Class A7, 8.2s, 2032		1,204,486	1,065,970
Ser. 00-1, Class A5, 8.06s, 2031		1,640,039	1,320,232
Ser. 00-4, Class A5, 7.97s, 2032		327,205	257,418
Ser. 00-5, Class A6, 7.96s, 2032		1,136,951	1,000,516
Ser. 02-1, Class M1F, 7.954s, 2033		358,000	324,786
Ser. 01-3, Class M2, 7.44s, 2033		5,062	7
Ser. 01-4, Class A4, 7.36s, 2033		310,210	322,618
Ser. 01-1, Class A5, 6.99s, 2032		6,828,998	6,897,288
Ser. 01-3, Class A4, 6.91s, 2033		4,579,350	4,693,834
Ser. 02-1, Class A, 6.681s, 2033		1,102,118	1,137,937
FRB Ser. 02-1, Class M1A, 2.328s, 2033		4,468,000	3,317,651
FRB Ser. 01-4, Class M1, 2.028s, 2033		573,000	290,497
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 0.783s, 2035		88,110	83,034
FRB Ser. 05-14, Class 3A2, 0.503s, 2036		36,723	32,898
FRB Ser. 06-4, Class 2A2, 0.443s, 2036		2,030,832	1,624,666
Credit-Based Asset Servicing and Securitization FRB
Ser. 07-CB1, Class AF1A, 0.333s, 2037		1,485,559	779,919
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038		838,000	209,500
Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5,
0.933s, 2035		143,209	47,494
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 0.413s, 2036		1,525,000	877,693
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.593s, 2036		498,000	251,521
FRB Ser. 06-2, Class 2A3, 0.433s, 2036		589,000	358,680
Granite Mortgages PLC
FRB Ser. 03-2, Class 2C1, 2.223s, 2043 (F)	EUR	2,785,000	1,619,565
FRB Ser. 03-2, Class 3C, 2.205s, 2043 (F)	GBP	1,337,631	777,875
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$1,435,775	1,270,661
Ser. 94-4, Class B2, 8.6s, 2019		675,773	340,949
Ser. 93-1, Class B, 8.45s, 2018		460,225	418,383
Ser. 96-6, Class M1, 7.95s, 2027		1,075,000	1,010,500
Ser. 99-5, Class A5, 7.86s, 2030		6,866,848	5,836,820
Ser. 96-8, Class M1, 7.85s, 2027		754,000	680,859
Ser. 96-2, Class M1, 7.6s, 2026		608,000	541,120
Ser. 95-8, Class B1, 7.3s, 2026		704,416	645,714
Ser. 95-4, Class B1, 7.3s, 2025		726,329	660,810
Ser. 96-10, Class M1, 7.24s, 2028		92,000	92,920
Ser. 97-6, Class M1, 7.21s, 2029		1,842,000	1,546,331
Ser. 95-F, Class B2, 7.1s, 2021		32,432	24,664
Ser. 98-2, Class A6, 6.81s, 2027		613,980	616,665
Ser. 99-3, Class A7, 6.74s, 2031		1,051,294	1,059,179
FRN Ser. 98-4, Class A6, 6.53s, 2030		283,085	280,891
Ser. 99-2, Class A7, 6.44s, 2030		235,404	224,093
Ser. 99-1, Class A6, 6.37s, 2025		37,793	38,171
Ser. 98-4, Class A5, 6.18s, 2030		712,888	705,524
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031		2,852,206	2,652,551
Ser. 99-5, Class M1A, 8.3s, 2026		312,000	300,531
Ser. 99-5, Class A4, 7.59s, 2028		27,673	27,839
GSAA Home Equity Trust
FRB Ser. 06-19, Class A1, 0.353s, 2036		3,818,300	2,176,431
FRB Ser. 06-17, Class A1, 0.323s, 2036		1,459,214	787,976
GSAMP Trust
FRB Ser. 06-HE5, Class A2C, 0.413s, 2036		877,000	261,578
FRB Ser. 07-HE2, Class A2A, 0.349s, 2047		1,819,699	1,671,940
Guggenheim Structured Real Estate Funding, Ltd. 144A

FRB Ser. 05-2A, Class E, 2.263s, 2030	743,035	37,152
FRB Ser. 05-1A, Class E, 2.063s, 2030	162,911	8,162
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
0.593s, 2036	248,000	184,688
JPMorgan Mortgage Acquisition Corp. FRB Ser. 06-FRE1,
Class A4, 0.553s, 2035	211,000	125,946
Lehman XS Trust Ser. 07-6, Class 3A6, 6 1/2s, 2037	2,193,921	1,426,048
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 3.261s, 2036	1,485,000	103,950
FRB Ser. 02-1A, Class FFL, 3.013s, 2037	2,440,000	317,200
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012	2,578,555	1,572,919
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 0.883s, 2035	497,000	298,882
FRB Ser. 06-4, Class 2A4, 0.523s, 2036	240,000	96,232
FRB Ser. 06-1, Class 2A3, 0.453s, 2036	177,622	92,691
Madison Avenue Manufactured Housing Contract FRB Ser.
02-A, Class B1, 3.513s, 2032	2,025,781	1,784,713
MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 0.413s, 2036	126,000	60,918
Mid-State Trust Ser. 11, Class B, 8.221s, 2038	203,487	191,128
Morgan Stanley ABS Capital I
FRB Ser. 04-HE8, Class B3, 3.463s, 2034	116,935	11,907
FRB Ser. 05-HE2, Class M5, 0.943s, 2035	210,223	109,060
FRB Ser. 05-HE1, Class M3, 0.783s, 2034	310,000	241,383
FRB Ser. 06-NC4, Class M2, 0.563s, 2036	435,000	3,577
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 04-2A,
Class C1, 2.265s, 2039	500,000	100,000
New Century Home Equity Loan Trust FRB Ser. 03-4,
Class M3, 3.338s, 2033	22,192	12,877
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.423s, 2036	294,154	159,487
FRB Ser. 06-2, Class A2C, 0.413s, 2036	298,000	173,901
Oakwood Mortgage Investors, Inc.
Ser. 96-C, Class B1, 7.96s, 2027	1,922,343	1,509,039
Ser. 00-A, Class A3, 7.945s, 2022	45,737	28,799
Ser. 99-D, Class A1, 7.84s, 2029	1,501,725	1,370,324
Ser. 00-A, Class A2, 7.765s, 2017	218,348	149,579
Ser. 95-B, Class B1, 7.55s, 2021	365,389	258,757
Ser. 00-D, Class A4, 7.4s, 2030	1,945,000	1,283,700
Ser. 02-B, Class A4, 7.09s, 2032	627,964	554,241
Ser. 99-B, Class A4, 6.99s, 2026	1,496,959	1,351,005
Ser. 00-D, Class A3, 6.99s, 2022	139,664	141,061
Ser. 02-A, Class A4, 6.97s, 2032	102,690	90,880
Ser. 01-D, Class A4, 6.93s, 2031	1,190,252	928,396
Ser. 01-E, Class A4, 6.81s, 2031	1,844,437	1,493,994
Ser. 99-B, Class A3, 6.45s, 2017	348,196	309,894
Ser. 01-C, Class A2, 5.92s, 2017	1,899,438	954,468
Ser. 02-C, Class A1, 5.41s, 2032	1,892,943	1,684,719
Ser. 01-D, Class A2, 5.26s, 2019	237,916	164,162
Ser. 01-E, Class A2, 5.05s, 2031	1,584,928	1,156,998
Ser. 02-A, Class A2, 5.01s, 2020	415,503	347,418
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030	392,402	376,706
FRB Ser. 01-B, Class A2, 0.608s, 2018	76,703	61,189
Park Place Securities, Inc. FRB Ser. 05-WCH1,
Class M4, 1.093s, 2036	202,000	40,817
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 0.393s, 2036	513,396	204,568
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.453s, 2036	169,063	133,278
FRB Ser. 07-RZ1, Class A2, 0.423s, 2037	293,000	171,101
Residential Asset Securities Corp.
FRB Ser. 05-EMX1, Class M2, 0.993s, 2035	526,552	382,931
Ser. 01-KS3, Class AII, 0.723s, 2031	2,299,081	1,671,089
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 0.913s, 2035	255,307	1,150
FRB Ser. 07-NC2, Class A2B, 0.403s, 2037	275,000	119,526
FRB Ser. 07-BR5, Class A2A, 0.393s, 2037	179,509	129,247
FRB Ser. 07-BR4, Class A2A, 0.353s, 2037	308,439	217,450
FRB Ser. 07-BR3, Class A2A, 0.333s, 2037 (F)	4,478,102	2,776,423
SG Mortgage Securities Trust
FRB Ser. 06-OPT2, Class A3D, PO, 0.473s, 2036	2,389,000	944,604
FRB Ser. 06-FRE1, Class A2B, 0.443s, 2036	196,987	107,508
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 0.433s, 2036	240,000	187,643
FRB Ser. 06-3, Class A3, 0.423s, 2036	5,048,000	3,013,091
South Coast Funding 144A FRB Ser. 3A, Class A2, 1.45s,
2038	200,000	2,000
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 0.523s, 2036	326,000	62,253
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038	904,000	90,400
TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV,
6.84s, 2037	756,000	79,380
WAMU Asset-Backed Certificates FRB Ser. 07-HE2,
Class 2A1, 0.373s, 2037	1,099,946	753,463
Wells Fargo Home Equity Trust FRB Ser. 07-1, Class A3,
0.583s, 2037	106,000	40,804
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 1.216s, 2044 (United Kingdom)	504,004	115,921

Total asset-backed securities (cost $112,902,948)		$95,158,143

FOREIGN GOVERNMENT BONDS AND NOTES (8.4%)(a)
	Principal amount	Value

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s,
2013	$821,000	$736,437
Argentina (Republic of) sr. unsec. bonds FRB zero %,
2013	3,113,000	972,813
Argentina (Republic of) sr. unsec. unsub. bonds zero

%, 2015		5,390,000	4,400,935
Argentina (Republic of) sr. unsec. unsub. bonds Ser. $
V, 10 1/2s, 2012	ARS	4,110,000	883,650
Argentina (Republic of) sr. unsec. unsub. bonds FRB
0.389s, 2012		$28,924,000	9,761,850
Argentina (Republic of) sr. unsec. unsub. notes Ser.
$dis, 8.28s, 2033		2,690,072	2,004,104
Banco Nacional de Desenvolvimento Economico e Social
144A notes 6 1/2s, 2019 (Brazil)		525,000	557,813
Banco Nacional de Desenvolvimento Economico e Social
144A notes 5 1/2s, 2020 (Brazil)		320,000	318,400
Banco Nacional de Desenvolvimento Economico e Social
144A sr. unsec. unsub. notes 6.369s, 2018 (Brazil)		175,000	183,750
Brazil (Federal Republic of) notes zero %, 2017	BRL	3,500	1,867,739
Brazil (Federal Republic of) sr. notes 5 7/8s, 2019		$1,460,000	1,567,310
Canada (Government of) bonds Ser. WL43, 5 3/4s, 2029	CAD	1,340,000	1,617,846
Colombia (Government of) bonds 6 1/8s, 2041		$1,000,000	952,500
Indonesia (Republic of) 144A sr. unsec. notes 11 5/8s,
2019		1,305,000	1,890,123
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
7 3/4s, 2038		920,000	1,074,100
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
6 7/8s, 2018		750,000	834,375
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
6 3/4s, 2014		460,000	510,020
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
6 5/8s, 2037		1,555,000	1,601,883
Industrial Bank Of Korea 144A sr. notes 7 1/8s, 2014		1,475,000	1,666,097
Iraq (Republic of) 144A bonds 5.8s, 2028		1,275,000	1,064,625
Japan (Government of) 30 yr bonds Ser. 23, 2 1/2s, 2036	JPY	313,000,000	3,588,233
Philippines (Republic of) sr. unsec. unsub. bond
6 1/2s, 2020		$1,350,000	1,479,870
Philippines (Republic of) sr. unsec. unsub. bond
6 3/8s, 2034		1,800,000	1,791,000
Russia (Federation of) sr. unsec. unsub. bonds 7 1/2s,
2030		61,640	71,016
Russia (Federation of) 144A unsec. unsub. bonds 5s,
2030		5,163,684	5,949,132
South Africa (Republic of) sr. unsec. unsub. notes
6 7/8s, 2019		950,000	1,067,563
Sri Lanka (Republic of) 144A notes 7.4s, 2015		440,000	466,343
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	59,875,000	9,774,883
Turkey (Republic of) bonds 16s, 2012	TRY	385,000	287,653
Turkey (Republic of) sr. unsec. notes 7 1/2s, 2019		$815,000	925,677
Turkey (Republic of) sr. unsec. notes 7 1/2s, 2017		4,335,000	4,952,738
Ukraine (Government of) sr. unsec. unsub. bonds Ser.
REGS, 6 7/8s, 2011		1,150,000	1,156,716
Ukraine (Government of) 144A sr. unsec. bonds 6 7/8s,
2011		435,000	435,000
Ukraine (Government of) 144A sr. unsec. unsub. notes
7.65s, 2013		590,000	604,750
Venezuela (Republic of) bonds 8 1/2s, 2014		625,000	549,213
Venezuela (Republic of) unsec. note FRN Ser. REGS,
1.307s, 2011		2,715,000	2,521,176
Venezuela (Republic of) unsec. notes 10 3/4s, 2013		2,510,000	2,450,990
Venezuela (Republic of) 144A unsec. bonds 13 5/8s, 2018		2,215,000	2,282,469

Total foreign government bonds and notes (cost $68,893,345)			$74,820,792

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (4.2%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.4%)
Government National Mortgage Association Pass-Through
Certificates 6 1/2s, November 20, 2038		$3,047,385	$3,309,151
			3,309,151

U.S. Government Agency Mortgage Obligations (3.8%)
Federal National Mortgage Association Pass-Through
Certificates
6 1/2s, April 1, 2016		17,265	18,524
6s, TBA, May 1, 2040		32,000,000	34,164,998
			34,183,522
Total U.S. government and agency mortgage obligations (cost $37,458,512)			$37,492,673

SENIOR LOANS (3.8%)(a)(c)
		Principal amount	Value

Basic materials (0.1%)
Georgia-Pacific, LLC bank term loan FRN Ser. B2,
2.256s, 2012		$261,050	$259,190
Georgia-Pacific, LLC bank term loan FRN Ser. C,
3.512s, 2015		167,373	166,181
Smurfit-Stone Container Enterprises, Inc. bank term
loan FRN 6 3/4s, 2016 (U)		320,000	321,198
			746,569

Capital goods (0.3%)
Graham Packaging Co., LP bank term loan FRN Ser. B,
2.504s, 2011		177,788	176,388
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 2.29s, 2014		71,744	61,341
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 2.259s, 2014		1,414,963	1,209,793
Mueller Water Products, Inc. bank term loan FRN
Ser. B, 5.257s, 2014		230,000	230,058

Polypore, Inc. bank term loan FRN Ser. B, 2 1/2s, 2014	584,555	567,018
		2,244,598

Communication services (0.7%)
CCO Holdings, LLC / CCO Holdings Capital Corp. bank
term loan FRN Ser. D, 2.756s, 2014	400,000	370,917
Cebridge Connections, Inc. bank term loan FRN 4 3/4s,
2014	353,000	353,000
Charter Communications Operating, LLC bank term loan
FRN 7 1/4s, 2014	431,200	437,283
Charter Communications, Inc. bank term loan FRN
2.305s, 2014	1,668,059	1,580,717
Insight Midwest, LP bank term loan FRN Ser. B, 2.27s,
2014	243,776	237,415
Intelsat Corp. bank term loan FRN Ser. B2, 2.792s, 2011	412,496	404,181
Intelsat Corp. bank term loan FRN Ser. B2-A, 2.792s,
2013	412,622	404,305
Intelsat Corp. bank term loan FRN Ser. B2-C, 2.792s,
2013	412,496	404,181
Intelsat, Ltd. bank term loan FRN 3.292s, 2014
(Luxembourg)	885,000	836,325
Level 3 Communications, Inc. bank term loan FRN
2.548s, 2014	210,000	196,481
Level 3 Financing, Inc. bank term loan FRN Ser. B,
8.956s, 2014	185,000	201,766
MetroPCS Wireless, Inc. bank term loan FRN 2 1/2s, 2013	491,135	479,376
West Corp. bank term loan FRN Ser. B2, 2.645s, 2013	217,786	212,102
		6,118,049

Consumer cyclicals (1.2%)
CCM Merger, Inc. bank term loan FRN Ser. B, 8 1/2s,
2012	537,361	530,868
Cenveo, Inc. bank term loan FRN Ser. C, 4.771s, 2013	245,129	245,356
Cenveo, Inc. bank term loan FRN Ser. DD, 4.771s, 2013	8,168	8,175
Clear Channel Communications, Inc. bank term loan FRN
Ser. B, 3.898s, 2016	402,281	334,773
Cooper-Standard Automotive, Inc. bank term loan FRN
5s, 2011	218,819	219,367
Cooper-Standard Automotive, Inc. bank term loan FRN
5s, 2010	116,153	116,443
Cooper-Standard Automotive, Inc. bank term loan FRN
5s, 2010	66,132	66,297
Cooper-Standard Automotive, Inc. bank term loan FRN
5s, 2010	60,932	61,084
Cooper-Standard Automotive, Inc. bank term loan FRN
5s, 2010	52,076	52,206
Cooper-Standard Automotive, Inc. bank term loan FRN
Ser. B, 5s, 2011	158,790	159,187
Cooper-Standard Automotive, Inc. bank term loan FRN
Ser. C, 5s, 2011	396,650	397,642
Cooper-Standard Automotive, Inc. bank term loan FRN
Ser. D, 5s, 2011	440,918	442,020
Dex Media West, LLC bank term loan FRN Ser. A, 7 1/2s,
2014	396,775	376,998
GateHouse Media, Inc. bank term loan FRN 2.51s, 2014	429,096	209,587
GateHouse Media, Inc. bank term loan FRN Ser. B,
2 1/4s, 2014	1,010,154	493,397
GateHouse Media, Inc. bank term loan FRN Ser. DD,
2.259s, 2014	376,923	184,104
Golden Nugget, Inc. bank term loan FRN 3.253s, 2014	113,309	87,625
Golden Nugget, Inc. bank term loan FRN Ser. B, 3 1/4s,
2014	199,001	153,894
Goodman Global Holdings, Inc. bank term loan FRN
Ser. B, 6 1/4s, 2011	567,350	568,532
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B2, 3.316s, 2015	329,196	289,189
Jarden Corp. bank term loan FRN Ser. B1, 2.04s, 2012	124,981	124,623
Jarden Corp. bank term loan FRN Ser. B2, 2.04s, 2012	59,524	59,078
Jarden Corp. bank term loan FRN Ser. B4, 3.54s, 2015	321,011	320,091
Michaels Stores, Inc. bank term loan FRN Ser. B,
2.537s, 2013	227,608	217,967
National Bedding Co. bank term loan FRN 2.313s, 2011	184,660	179,466
QVC, Inc. bank term loan FRN 5.761s, 2014	115,297	115,513
R.H. Donnelley, Inc. bank term loan FRN Ser. B,
9 1/4s, 2014	1,552,140	1,505,576
Realogy Corp. bank term loan FRN 0.081s, 2013	310,958	280,985
Realogy Corp. bank term loan FRN Ser. B, 3.292s, 2013	1,154,988	1,043,659
Six Flags Theme Parks bank term loan FRN Ser. B, 6s,
2016	510,000	509,841
Thomas Learning bank term loan FRN Ser. B, 2.79s, 2014	223,282	199,381
Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014
(In default) (NON)	1,071,438	715,759
United Components, Inc. bank term loan FRN Ser. D,
2 1/4s, 2012	693,194	672,398
Univision Communications, Inc. bank term loan FRN
Ser. B, 2.54s, 2014	353,000	321,252
Yankee Candle Co., Inc. bank term loan FRN 2 1/4s, 2014	187,561	183,597
		11,445,930

Consumer staples (0.5%)
Claire's Stores, Inc. bank term loan FRN 3.04s, 2014	198,469	177,134
Pinnacle Foods Holding Corp. bank term loan FRN
Ser. B, 2.999s, 2014	968,592	940,341
Revlon Consumer Products bank term loan FRN 6s, 2015	1,805,000	1,794,363
Rite-Aid Corp. bank term loan FRN Ser. B, 2.003s, 2014	186,200	172,169
Spectrum Brands, Inc. bank term loan FRN 1 1/2s, 2013	60,082	59,841
Spectrum Brands, Inc. bank term loan FRN Ser. B1, 8s,
2013	1,034,087	1,029,951

			4,173,799

Energy (0.2%)
EPCO Holdings, Inc. bank term loan FRN Ser. A, 1.263s,
2012		440,000	418,000
Hercules Offshore, Inc. bank term loan FRN Ser. B, 6s,
2013		284,115	275,236
MEG Energy Corp. bank term loan FRN 6s, 2016 (Canada)		953,676	942,652
			1,635,888

Financials (--%)
American General Finance Corp. bank term loan FRN
7 1/4s, 2015		250,000	250,438
HUB International Holdings, Inc. bank term loan FRN
6 3/4s, 2014		166,165	165,853
			416,291

Health care (0.5%)
Health Management Associates, Inc. bank term loan FRN
2.04s, 2014		2,583,110	2,497,222
IASIS Healthcare Corp. bank term loan FRN Ser. DD,
2.248s, 2014		224,963	218,214
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.62s, 2014		61,059	59,227
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 5.499s, 2014		824,644	785,473
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 2.248s, 2014		650,015	630,514
Select Medical Corp. bank term loan FRN Ser. B,
2.251s, 2012		24,925	24,063
			4,214,713

Technology (0.1%)
Compucom Systems, Inc. bank term loan FRN 3 3/4s, 2014		235,205	223,053
First Data Corp. bank term loan FRN Ser. B1, 3.014s,
2014		753,206	677,255
			900,308

Utilities and power (0.2%)
Dynegy Holdings, Inc. bank term loan FRN Ser. C, 4s,
2013		381,000	373,559
NRG Energy, Inc. bank term loan FRN 2.031s, 2014		510,959	500,159
NRG Energy, Inc. bank term loan FRN 0.19s, 2014		337,665	330,528
TXU Energy Corp. bank term loan FRN Ser. B2, 3.752s,
2014		522,326	427,719
TXU Energy Corp. bank term loan FRN Ser. B3, 3.752s,
2014		379,448	308,617
			1,940,582
Total senior loans (cost $35,469,757)			$33,836,727

PURCHASED OPTIONS OUTSTANDING (1.7%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with Barclays Bank PLC
for the right to receive a fixed rate of 3.95% versus
the three month USD-LIBOR-BBA maturing May 13, 2020.	May-10/3.95	$21,945,700	$530,866
Option on an interest rate swap with Barclays Bank PLC
for the right to pay a fixed rate of 3.95% versus
the three month USD-LIBOR-BBA maturing May 13, 2020.	May-10/3.95	21,945,700	5,925
Option on an interest rate swap with Barclays Bank PLC
for the right to receive a fixed rate of 3.7375%
versus the three month USD-LIBOR-BBA maturing
March 9, 2021.	Mar-11/3.7375	86,365,500	1,858,586
Option on an interest rate swap with Barclays Bank PLC
for the right to receive a fixed rate of 4.065 versus
the three month USD-LIBOR-BBA maturing
October 20, 2020.	Oct-10/4.065	22,574,800	742,034
Option on an interest rate swap with Barclays Bank PLC
for the right to pay a fixed rate of 4.065 versus
the three month USD-LIBOR-BBA maturing October 20, 2020.	Oct-10/4.065	22,574,800	408,378
Option on an interest rate swap with Barclays Bank PLC
for the right to receive a fixed rate of 3.95% versus
the three month USD-LIBOR-BBA maturing
September 21, 2020.	Sep-10/3.95	31,173,100	818,294
Option on an interest rate swap with Barclays Bank PLC
for the right to pay a fixed rate of 3.95% versus
the three month USD-LIBOR-BBA maturing
September 21, 2020.	Sep-10/3.95	31,173,100	556,128
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.665% versus the three month USD-LIBOR-BBA maturing
March 8, 2021.	Mar-11/3.665	86,365,500	1,652,172
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.995% versus the three month USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.995	50,587,500	1,440,732
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.965% versus the three month USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.965	33,724,800	907,872
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.995%

versus the three month USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.995	50,587,500	822,553
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.965%
versus the three month USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.965	33,724,800	581,416
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	Jun-10/4.235	40,143,000	1,834,937
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	Jun-10/4.23	40,143,000	1,824,098
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.885% versus the three month USD-LIBOR-BBA maturing
May 26, 2020.	May-10/3.885	11,672,100	226,439
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.885%
versus the three month USD-LIBOR-BBA maturing
May 26, 2020.	May-10/3.885	11,672,100	30,931
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.885% versus the three month USD-LIBOR-BBA maturing
May 19, 2020.	May-10/3.885	11,672,100	223,287
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.885%
versus the three month USD-LIBOR-BBA maturing
May 19, 2020.	May-10/3.885	11,672,100	17,742
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.885% versus the three month USD-LIBOR-BBA maturing
May 12, 2020.	May-10/3.885	46,688,600	883,348
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.885%
versus the three month USD-LIBOR-BBA maturing
May 12, 2020.	May-10/3.885	46,688,600	21,010

Total purchased options outstanding (cost $15,796,671)			$15,386,748

CONVERTIBLE BONDS AND NOTES (0.5%)(a)
		Principal amount	Value

Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s,
2015		$1,120,000	$1,079,400
Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016		345,000	536,337
General Cable Corp. cv. unsec. sub. notes
stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029 (STP)		1,077,000	1,085,078
General Growth Properties, Inc. 144A cv. sr. notes
3.98s, 2027 (In default) (NON)(R)		885,000	915,975
Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014		440,000	505,142

Total convertible bonds and notes (cost $3,636,135)			$4,121,932

U.S. TREASURY OBLIGATIONS (0.1%)(a)(i)
		Principal amount	Value
U.S. Treasury Inflation Protected Notes, 2.125s,
January 15, 2019		$399,758	$435,152
U.S. Treasury Inflation Protected Notes, 1.875s,
July 15, 2015		140,399	151,373
U.S. Treasury Inflation Protected Notes, 1.625s,
January 15, 2015		414,304	439,726

Total U.S. treasury obligations (cost $1,026,251)			$1,026,251

COMMON STOCKS (0.1%)(a)
		Shares	Value

AboveNet, Inc. (NON)		1,194	$60,345
Bohai Bay Litigation, LLC (Escrow) (F)(NON)		1,327	4,141
Nortek, Inc. (NON)		11,462	538,714
Vertis Holdings, Inc. (F)(NON)		22,380	22

Total common stocks (cost $402,418)			$603,222

PREFERRED STOCKS (--%)(a)
		Shares	Value

GMAC Preferred Blocker, Inc. 144A 7.00% cum. pfd.		440	$373,684

Total preferred stocks (cost $146,180)			$373,684

WARRANTS (--%)(a)(NON)
		Expiration date	Strike Price	Warrants	Value

AboveNet, Inc.		9/08/10	$24.00	230	$18,630
Charter Communication Class A		11/30/14	46.86	117	614
New ASAT (Finance), Ltd. (Cayman Islands) (F)		2/01/11	0.01	6,500	--
Smurfit Kappa Group PLC 144A (Ireland)	EUR	10/01/13	0.001	960	50,575
Vertis Holdings, Inc. (F)		10/18/15	$0.01	1,483	--

Total warrants (cost $35,979)					$69,819

CONVERTIBLE PREFERRED STOCKS (--%)(a)
				Shares	Value

Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.
(In default) (NON)				1,477	$2,216

Total convertible preferred stocks (cost $1,392,186)					$2,216

SHORT-TERM INVESTMENTS (17.3%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)	25,116,562	$25,116,562
Interest in $385,000,000 joint triparty repurchase
agreement dated April 30, 2010 with Bank of America
Sec. LLC. due May 3, 2010 -- maturity value
of $17,100,285 for an effective yield of 0.20%
(collateralized by various mortgage backed securities
with coupon rates of 1.6% to 9.4% and due dates from
July 1, 2013 to June 1, 2042 valued at $392,700,000)	$17,100,000	17,100,000
U.S. Treasury Bills, for effective yields ranging from
0.25% to 0.27%, December 16, 2010 (SEGSF)	20,256,000	20,221,524
U.S. Treasury Bills, for effective yields ranging from
0.23% to 0.27%, November 18, 2010 (SEG) (SEGSF)	40,128,000	40,039,036
U.S. Treasury Bills, for effective yields ranging from
0.20% to 0.26%, August 26, 2010 (SEG) (SEGSF)	40,603,000	40,578,638
U.S. Treasury Cash Management Bills, for effective
yields ranging from 0.20% to 0.24%, July 15, 2010
(SEG) (SEGSF)	8,064,000	8,058,210
U.S. Treasury Cash Management Bills, for effective
yields ranging from 0.39% to 0.40%, June 10, 2010
(SEG) (SEGSF)	4,044,000	4,042,221

Total short-term investments (cost $155,184,804)		$155,156,191

TOTAL INVESTMENTS

Total investments (cost $1,004,464,870)(b)		$1,057,109,853

FORWARD CURRENCY CONTRACTS TO BUY at 4/30/10 (aggregate face value $140,199,003) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$28,079,933	$27,953,338	5/20/10	$126,595
Brazilian Real	118,541	116,516	5/20/10	2,025
British Pound	8,332,878	8,341,269	5/20/10	(8,391)
Canadian Dollar	27,973,717	28,236,473	5/20/10	(262,756)
Danish Krone	478,053	484,143	5/20/10	(6,090)
Euro	5,870,442	5,972,164	5/20/10	(101,722)
Hungarian Forint	2,365,496	2,405,159	5/20/10	(39,663)
Japanese Yen	21,714,003	21,720,285	5/20/10	(6,282)
Malaysian Ringgit	211,749	209,276	5/20/10	2,473
Mexican Peso	7,371,401	7,436,009	5/20/10	(64,608)
New Zealand Dollar	11,918	11,501	5/20/10	417
Norwegian Krone	17,494,175	17,400,505	5/20/10	93,670
Polish Zloty	9,579,341	9,831,225	5/20/10	(251,884)
South African Rand	2,730,653	2,776,193	5/20/10	(45,540)
Swedish Krona	2,858,301	2,893,790	5/20/10	(35,489)
Swiss Franc	4,349,526	4,411,157	5/20/10	(61,631)

Total				$(658,876)

FORWARD CURRENCY CONTRACTS TO SELL at 4/30/10 (aggregate face value $119,634,399) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$1,847,841	$1,839,964	5/20/10	$(7,877)
Brazilian Real	2,193,554	2,152,569	5/20/10	(40,985)
British Pound	10,053,114	10,059,596	5/20/10	6,482
Czech Koruna	3,510,652	3,568,865	5/20/10	58,213
Euro	46,790,630	47,528,428	5/20/10	737,798
Hungarian Forint	2,096,760	2,122,638	5/20/10	25,878
Japanese Yen	7,277,278	7,303,920	5/20/10	26,642
Norwegian Krone	1,311,356	1,303,689	5/20/10	(7,667)
Polish Zloty	5,523,795	5,670,851	5/20/10	147,056
South African Rand	2,640,320	2,690,278	5/20/10	49,958
Swedish Krona	20,399,014	20,609,231	5/20/10	210,217
Swiss Franc	14,324,300	14,504,794	5/20/10	180,494
Turkish Lira (New)	284,364	279,576	5/20/10	(4,788)

Total				$1,381,421

FUTURES CONTRACTS OUTSTANDING at 4/30/10 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	5	$3,268,923	Jun-10	$(1,061)
Canadian Government Bond 10 yr (Short)	1	115,837	Jun-10	261
Euro-Bobl 5 yr (Short)	10	1,572,237	Jun-10	(18,262)
Euro-Bund 10 yr (Short)	280	46,515,115	Jun-10	(218,264)
Euro-Schatz 2 yr (Short)	576	83,686,011	Jun-10	(237,926)
Japanese Government Bond 10 yr (Long)	21	31,238,339	Jun-10	303,734
Japanese Government Bond 10 yr Mini (Long)	22	3,271,651	Jun-10	9,981
U.K. Gilt 10 yr (Long)	29	5,136,188	Jun-10	34,748
U.S. Treasury Bond 20 yr (Long)	2058	245,030,625	Jun-10	5,391,872
U.S. Treasury Bond 30 yr (Long)	26	3,224,813	Jun-10	131,351
U.S. Treasury Note 2 yr (Long)	109	23,716,016	Jun-10	20,138
U.S. Treasury Note 5 yr (Short)	137	15,872,734	Jun-10	(66,736)
U.S. Treasury Note 10 yr (Long)	630	74,280,938	Jun-10	538,546

Total				$5,888,382

WRITTEN OPTIONS OUTSTANDING at 4/30/10 (premiums received $58,754,469) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	16,701,000	Aug-11/4.475	587,541
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	16,701,000	Aug-11/4.475	869,454
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	12,369,000	Aug-11/4.55	402,611
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	12,369,000	Aug-11/4.55	689,324
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing
August 16, 2021.	24,616,000	Aug-11/4.765	642,478
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing
August 16, 2021.	24,616,000	Aug-11/4.765	1,647,057
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	27,401,000	Aug-11/4.7	748,321
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	27,401,000	Aug-11/4.7	1,742,156
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
September 28, 2020.	4,330,300	Sep-10/4.02	71,363
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
September 28, 2020.	4,330,300	Sep-10/4.02	129,952
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	4,389,140	Feb-15/5.36	251,410
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	4,389,140	Feb-15/5.36	346,566
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.7375% versus the three month USD-LIBOR-BBA maturing
March 9, 2021.	86,365,500	Mar-11/4.7375	1,275,618
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	$24,738,000	Aug-11/4.49	$1,306,414
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	21,475,000	Jul-11/4.5475	656,706
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	21,475,000	Jul-11/4.5475	1,203,459
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	42,950,000	Jul-11/4.52	1,350,348
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	24,738,000	Aug-11/4.49	853,956
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	42,950,000	Jul-11/4.52	2,347,647
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	45,798,000	Jul-11/4.525	2,514,768
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	68,697,000	Jul-11/4.745	1,735,973
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	68,697,000	Jul-11/4.745	4,560,794
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	45,798,000	Jul-11/4.525	1,433,019
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	45,798,000	Jul-11/4.46	1,529,653
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	45,798,000	Jul-11/4.46	2,368,215
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	40,143,000	Jun-10/5.235	--
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	14,006,560	Feb-15/5.27	841,654
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	14,006,560	Feb-15/5.27	1,058,476
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing
September 12, 2018.	38,999,000	Sep-13/4.82	1,634,448
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	19,551,000	May-12/5.51	1,974,807

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing
April 12, 2022.	14,182,400	Apr-12/4.8675	552,688
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing
April 12, 2022.	14,182,400	Apr-12/4.8675	958,163
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.665% versus the three month USD-LIBOR-BBA maturing
March 8, 2021.	86,365,500	Mar-11/4.665	1,391,348
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	23,737,600	Oct-10/4.02	445,555
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	23,737,600	Oct-10/4.02	722,573
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	40,143,000	Jun-10/5.23	--
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing
September 12, 2018.	38,999,000	Sep-13/4.82	1,304,907
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	19,551,000	May-12/5.51	475,945

Total			$42,625,367

TBA SALE COMMITMENTS OUTSTANDING at 4/30/10 (proceeds receivable $34,270,000) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FNMA, 6s, May 1, 2040	$32,000,000	5/13/10	$34,164,998

Total			$34,164,998

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/10 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$105,170,000		$--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	$(8,222,961)

	57,680,000		--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	980,060

Barclays Bank PLC
AUD	9,340,000	(E)	--	2/4/20	6 month AUD-BBR-BBSW	6.8%	105,184

	$29,229,900		38,057	3/5/19	3 month USD-LIBOR-BBA	3.53%	264,653

	53,546,600	(E)	--	3/9/21	4.2375%	3 month USD-LIBOR-BBA	(724,486)

	170,069,800		(10,715)	4/16/12	1.18%	3 month USD-LIBOR-BBA	(149,340)

	982,600		(316)	4/16/13	1.78%	3 month USD-LIBOR-BBA	(3,279)

	243,245,100		66,986	4/27/11	3 month USD-LIBOR-BBA	0.60%	(20,329)

	222,453,900		(69,652)	4/27/14	2.34%	3 month USD-LIBOR-BBA	(1,394,226)

Citibank, n.a.
	15,965,000		--	11/6/14	2.775%	3 month USD-LIBOR-BBA	(454,891)

GBP	17,340,000		--	4/8/15	6 month GBP-LIBOR-BBA	2.8875%	(55,104)

EUR	43,910,000		--	4/27/12	1.464%	6 month EUR-EURIBOR-REUTERS	(65,208)

Credit Suisse International
EUR	87,820,000		--	2/16/12	6 month EUR-EURIBOR-REUTERS	1.543%	504,524

CHF	26,030,000		--	4/9/15	1.655%	6 month CHF-LIBOR-BBA	(161,046)

	$250,276,000		--	9/18/10	3 month USD-LIBOR-BBA	2.91916%	3,228,040

	5,320,000		--	11/19/14	2.505%	3 month USD-LIBOR-BBA	(75,002)

	15,965,000		--	11/6/14	2.7626%	3 month USD-LIBOR-BBA	(445,467)

	10,640,000		--	11/10/14	2.6875%	3 month USD-LIBOR-BBA	(253,658)

SEK	177,710,000	(E)	--	6/8/11	2.11%	3 month SEK-STIBOR-SIDE	(239,207)

SEK	177,710,000	(E)	--	6/8/12	3 month SEK-STIBOR-SIDE	3.275%	262,024

SEK	59,240,000	(E)	--	6/8/11	2.22%	3 month SEK-STIBOR-SIDE	(88,573)

SEK	59,240,000	(E)	--	6/8/12	3 month SEK-STIBOR-SIDE	3.37%	94,870

Deutsche Bank AG
	$402,946,000		(164,501)	2/3/11	3 month USD-LIBOR-BBA	0.55%	126,647

	299,248,000		(369,843)	2/3/14	2.25%	3 month USD-LIBOR-BBA	(3,556,267)

EUR	43,910,000		--	2/26/12	6 month EUR-EURIBOR-REUTERS	1.486%	173,918

EUR	43,910,000		--	3/1/12	6 month EUR-EURIBOR-REUTERS	1.438%	113,578

	$68,855,500		(164,628)	3/10/18	3.41%	3 month USD-LIBOR-BBA	(840,347)

EUR	43,910,000		--	4/22/12	1.445%	6 month EUR-EURIBOR-REUTERS	(51,012)

EUR	43,910,000		--	4/23/12	1.436%	6 month EUR-EURIBOR-REUTERS	(40,145)

	$515,300		1,328	4/26/25	3 month USD-LIBOR-BBA	4.15%	7,518

	45,000,000		--	4/28/20	3 month USD-LIBOR-BBA	3.813%	635,885

	382,236,600		(639,867)	4/30/14	2.24%	3 month USD-LIBOR-BBA	(1,355,735)

	322,739,700		1,077,243	4/30/20	3 month USD-LIBOR-BBA	3.71%	2,753,448

	329,140,200		1,338,124	4/30/30	3 month USD-LIBOR-BBA	4.27%	4,938,663

	250,204,000		(103,955)	12/4/10	3 month USD-LIBOR-BBA	0.53%	408,528

	100,870,800		--	5/5/12	1.194%	3 month USD-LIBOR-BBA	--

	256,335,000		--	10/24/10	3 month USD-LIBOR-BBA	2.604%	2,772,983

	49,500,000		--	1/8/29	3 month USD-LIBOR-BBA	3.19625%	(5,941,273)

	175,258,000		--	2/5/29	3 month USD-LIBOR-BBA	3.324%	(18,583,901)

	441,000,000		--	3/30/14	2.36%	3 month USD-LIBOR-BBA	(4,147,850)

	26,048,000		--	10/5/21	3 month USD-LIBOR-BBA	3.52057%	(649,835)

Goldman Sachs International
AUD	4,450,000	(E)	--	2/23/20	6 month AUD-BBR-BBSW	6.6925%	36,084

AUD	13,330,000	(E)	--	2/23/20	6 month AUD-BBR-BBSW	6.7%	111,048

	$478,540,700		--	3/30/12	1.225%	3 month USD-LIBOR-BBA	(1,238,556)

GBP	8,650,000		--	3/31/20	6 month GBP-LIBOR-BBA	3.8%	2,868

GBP	15,640,000		--	3/31/15	2.85%	6 month GBP-LIBOR-BBA	75,086

GBP	8,650,000		--	4/1/20	6 month GBP-LIBOR-BBA	3.8%	1,561

GBP	15,650,000		--	4/1/15	2.8515%	6 month GBP-LIBOR-BBA	75,421

	$224,107,200		146,579	4/8/12	1.33%	3 month USD-LIBOR-BBA	(786,004)

	60,987,300		210,408	4/8/16	3.28%	3 month USD-LIBOR-BBA	(1,174,440)

EUR	43,160,000		--	4/15/12	6 month EUR-EURIBOR-REUTERS	1.516%	140,245

	$192,670,000		2,490,239	1/14/40	4.57%	3 month USD-LIBOR-BBA	(9,418,924)

GBP	177,170,000		--	1/29/12	1.739%	6 month GBP-LIBOR-BBA	(1,376,826)

AUD	8,460,000	(E)	--	2/5/20	6 month AUD-BBR-BBSW	6.71%	72,824

JPMorgan Chase Bank, N.A.
AUD	18,840,000		--	3/1/15	5.6%	6 month AUD-BBR-BBSW	156,213

AUD	14,130,000		--	3/2/15	5.6515%	6 month AUD-BBR-BBSW	92,571

CAD	35,170,000		--	3/1/12	1.43%	3 month CAD-BA-CDOR	297,105

CAD	8,160,000		--	3/1/20	3 month CAD-BA-CDOR	3.6425%	(87,840)

	$53,546,600	(E)	--	3/8/21	4.165%	3 month USD-LIBOR-BBA	(408,025)

EUR	34,940,000		--	4/7/15	2.404%	6 month EUR-EURIBOR-REUTERS	(304,569)

	$52,691,000		--	7/16/10	3 month USD-LIBOR-BBA	3.384%	839,970

	46,192,000		--	7/22/10	3 month USD-LIBOR-BBA	3.565%	791,128

EUR	19,420,000		--	4/7/20	6 month EUR-EURIBOR-REUTERS	3.286%	310,968

JPY	2,256,390,000		--	4/12/15	6 month JPY-LIBOR-BBA	0.7525%	83,980

	$132,207,200		124,392	4/12/40	4.54%	3 month USD-LIBOR-BBA	(5,888,517)

GBP	17,340,000		--	4/9/15	2.94%	6 month GBP-LIBOR-BBA	(8,102)

AUD	13,560,000		--	6/26/19	6 month AUD-BBR-BBSW	6.05%	25,294

	$134,000,000		--	4/23/30	4.355%	3 month USD-LIBOR-BBA	(3,124,647)

	327,210,900		1,961,257	4/29/15	2.76%	3 month USD-LIBOR-BBA	(664,650)

	8,800,000		--	4/29/15	2.636%	3 month USD-LIBOR-BBA	(18,728)

JPY	799,200,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	(193,034)

JPY	1,074,500,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	167,297

GBP	20,710,000		--	12/10/19	3.8325%	6 month GBP-LIBOR-BBA	(463,182)

AUD	4,707,500		--	12/17/19	6 month AUD-BBR-BBSW	6.15%	42,054

AUD	14,122,500		--	12/18/19	6 month AUD-BBR-BBSW	6.15%	125,412

PLN	21,490,000	(F)	--	1/26/11	6 month PLN-WIBOR-WIBO	4.177%	(7,042)

EUR	31,570,000		--	2/4/20	6 month EUR-EURIBOR-REUTERS	3.405%	1,165,586

EUR	6,310,000		--	2/4/15	6 month EUR-EURIBOR-REUTERS	2.596%	165,625

	$16,566,600		--	1/15/13	1.861%	3 month USD-LIBOR-BBA	(216,940)

CAD	17,330,000		--	3/16/11	0.98%	3 month CAD-BA-CDOR	32,304

CAD	3,810,000		--	3/16/19	3 month CAD-BA-CDOR	2.7%	(285,783)

CAD	17,870,000		--	3/17/13	1.56%	3 month CAD-BA-CDOR	451,757

CAD	5,700,000		--	3/17/24	3 month CAD-BA-CDOR	3.46%	(436,121)

Total							$(50,988,148)

(E) See Interest rate swap contracts note regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standard Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on securities valuation inputs.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/10 (Unaudited)
				Fixed payments	Total return	Unrealized
Swap counterparty /			Termination	received (paid) by	received by	appreciation/
Notional amount			date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$19,230,000		2/23/12	1.525%	USA Non Revised	$(38,075)
					Consumer Price
					Index- Urban
					(CPI-U)

	1,490,039		1/12/40	(4.00%)1 month	Synthetic TRS	(7,414)
				USD-LIBOR	Index 4.00% 30
					year Fannie Mae
					pools

	2,958,650		1/12/40	4.50% (1 month	Synthetic TRS	5,575
				USD-LIBOR)	Index 4.50% 30
					year Fannie Mae
					pools

	1,448,784		1/12/40	(5.00%)1 month	Synthetic TRS	1,090
				USD-LIBOR	Index 5.00% 30
					year Fannie Mae
					pools

Citibank, N.A.
	14,425,000		11/6/14	2.07%	USA Non Revised	(118,285)
					Consumer Price
					Index- Urban
					(CPI-U)

Credit Suisse International
	4,810,000	(F)	11/17/14	2.025%	USA Non Revised	(48,259)
					Consumer Price
					Index- Urban
					(CPI-U)

	4,810,000	(F)	11/19/14	2.01%	USA Non Revised	(51,754)
					Consumer Price
					Index- Urban
					(CPI-U)

	14,425,000	(F)	11/6/14	2.0667%	USA Non Revised	(117,477)
					Consumer Price
					Index- Urban
					(CPI-U)

	9,620,000	(F)	11/10/14	2.0775%	USA Non Revised	(72,507)
					Consumer Price
					Index- Urban
					(CPI-U)

Deutsche Bank AG
	1,490,039		1/12/40	4.00% (1 month	Synthetic TRS	7,393
				USD-LIBOR)	Index 4.00% 30
					year Fannie Mae
					pools

	2,958,650		1/12/40	(4.50%)1 month	Synthetic TRS	(6,289)
				USD-LIBOR	Index 4.50% 30
					year Fannie Mae
					pools

	1,448,784		1/12/40	5.00% (1 month	Synthetic TRS	(1,204)
				USD-LIBOR)	Index 5.00% 30
					year Fannie Mae
					pools

EUR	12,864,000		3/27/14	1.785%	Eurostat	256,753
					Eurozone HICP
					excluding tobacco

Goldman Sachs International
EUR	21,440,000		4/30/13	2.375%	French Consumer	1,243,253
					Price Index
					excluding tobacco

EUR	21,440,000		4/30/13	(2.41%)	Eurostat	(1,396,449)
					Eurozone HICP
					excluding tobacco

EUR	21,440,000		5/6/13	2.34%	French Consumer	1,203,884
					Price Index
					excluding tobacco

EUR	21,440,000		5/6/13	(2.385%)	Eurostat	(1,375,623)
					Eurozone HICP
					excluding tobacco

EUR	12,070,000		4/23/14	1.67%	Eurostat	31,478
					Eurozone HICP
					excluding tobacco

EUR	12,864,000		4/14/14	1.835%	Eurostat	173,394
					Eurozone HICP
					excluding tobacco

	$42,360,000		5/18/10	0.25%	USA Non Revised	1,053,493
					Consumer Price
					Index- Urban
					(CPI-U)

JPMorgan Chase Bank, N.A.
EUR	9,615,000	(F)	4/6/12	1.8575%	Eurostat	29,078

Eurozone HICP
excluding tobacco

Total		$772,055

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standard Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on securities valuation inputs.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/10 (Unaudited)
		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating**	(paid)***		amount	date	per annum	(depreciation)

Bank of America, N.A.
Financial Security
Assurance Holdings,
Ltd, 6.4%, 12/15/66	Baa1	$--		$1,075,000	12/20/12	95 bp	$(23,687)

Ford Motor Credit Co.,
7%, 10/1/13	B1	--		2,805,000	3/20/12	285 bp	16,007

Citibank, N.A.
Lighthouse
International Co., SA,
8%, 4/30/14	Caa1	--	EUR	945,000	3/20/13	815 bp	(150,503)

Credit Suisse First Boston International
Ukraine (Government
of), 7.65%, 6/11/13	B2	--		$2,175,000	10/20/11	194 bp	(109,220)

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%, 7/30/17	--	(41,661)		4,680,000	12/20/19	(100 bp)	158,637

DJ CMB NA CMBX AAA Index	AA+	17,144		103,000	12/13/49	8 bp	7,360

Republic of Ireland,
3 7/8%, 7/15/10	Aa1	267,221		4,680,000	12/20/19	100 bp	(57,893)

Deutsche Bank AG
Federal Republic of
Brazil, 12 1/4%, 3/6/30	Baa3	--		1,500,000	10/20/17	105 bp	(29,849)

General Electric
Capital Corp., 6%,
6/15/12	Aa2	--		660,000	9/20/13	109 bp	(106)

Russian Federation,
7 1/2%, 3/31/30	--	--		442,500	4/20/13	(112 bp)	1,216

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	935,000	9/20/13	715 bp	145,916

United Mexican States,
7.5%, 4/8/33	Baa1	--		$2,945,000	3/20/14	56 bp	(46,013)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B	--	EUR	880,000	9/20/13	477 bp	63,036

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B	--	EUR	880,000	9/20/13	535 bp	85,214

Goldman Sachs International
DJ CDX NA CMBX AAA Index	AAA	109,727		$3,000,000	3/15/49	7 bp	(117,119)

Lighthouse
International Co, SA,
8%, 4/30/14	Caa1	--	EUR	815,000	3/20/13	680 bp	(138,790)

JPMorgan Chase Bank, N.A.
DJ CDX NA EM Series 10
Index	Ba1	62,677		$1,085,000	12/20/13	335 bp	109,636

Republic of Argentina,
8.28%, 12/31/33	B3	--		1,385,000	6/20/14	235 bp	(272,525)

Russian Federation,
7 1/2%, 3/31/30	Baa1	--		225,000	9/20/13	276 bp	11,636

Russian Federation,
7.5%, 3/31/30	Baa1	--		2,250,000	8/20/12	65 bp	(21,890)

Morgan Stanley Capital Services, Inc.
DJ CMB NA CMBX AAA Index	AA	442,222		4,075,000	2/17/51	35 bp	588

Dominican Republic,
8 5/8%, 4/20/27	--	--		2,340,000	11/20/11	(170 bp)	28,627

Freeport-McMoRan Copper
& Gold, Inc., T/L Bank
Loan	Baa3	--		2,360,500	3/20/12	44 bp	(8,212)

Republic of Venezuela,
9 1/4%, 9/15/27	B2	--		1,570,000	10/12/12	339 bp	(172,534)

Total							$(520,468)

* Payments related to the referenced debt are made upon a credit default event.

** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at April 30, 2010. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

*** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations

ARS	Argentine Peso
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
USD / $	United States Dollar

Key to holding's abbreviations

EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to The fund's portfolio

Unless otherwise noted, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from from August 1, 2009 through April 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $895,369,558.

(b) The aggregate identified cost on a tax basis is $1,018,948,538, resulting in gross unrealized appreciation and depreciation of $95,759,340 and $57,598,025, respectively, or net unrealized appreciation of $38,161,315.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $80,225 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $478,806,902 and $526,176,556, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities valuation inputs.

(i) Securities purchased with cash or securities received, that were pledged to the fund for collateral on certain derivative contracts.

(R) Real Estate Investment Trust.

(U) This security, in part or in entirety, represents unfunded loan commitments. As of April 30, 2010, the fund had unfunded loan commitments of $320,000, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

Smurfit-Stone Container Enterprises, Inc.	$320,000

At the close of the reporting period, liquid assets totaling $636,177,336 have been segregated to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities

Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately $422,300,000 on purchased options contracts for the reporting period. Outstanding contracts on written options contracts and futures contracts at the close of the reporting period are indicative of the volume of activity during the period.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the period.

Total return swap contracts: The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $259,900,000 on total return swap contracts for the reporting period.

Interest rate swap contracts: The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk , is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $9,785,900,000 on interest rate swap contracts for the reporting period.

Credit default contracts: The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. The fund had an average notional amount of approximately $187,900,000 on credit default swap contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which can not be sold or repledged totaled $2,789,442 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $87,882,688 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $84,890,787.

TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (LBSF) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into a receivable purchase agreement (Agreement) with another registered investment company (the Seller) managed by Putnam Management. Under the Agreement, the Seller sold to the fund the right to receive, in the aggregate, $1,457,093 in net payments from LBSF in connection with certain terminated derivatives transactions (the Receivable), in exchange for an initial payment plus (or minus) additional amounts based on the fund’s ultimate realized gain (or loss) with respect to the Receivable. The Receivable offsets against the fund’s net payable to LBSF .The fund has accrued interest on the net payable. Following the close of the period, the fund paid $452,908 to the Seller in accordance with the terms of the Agreement and the fund paid 17,191,844, including interest, to LBSF in complete satisfaction of the fund’s obligations under the terminated contracts.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Communication services	$60,345	$--	$--

Consumer cyclicals	--	538,714	22

Energy	--	--	4,141

Total common stocks	60,345	538,714	4,163

Asset-backed securities	--	92,760,703	2,397,440

Convertible bonds and notes	--	4,121,932	--

Convertible preferred stocks	--	2,216	--

Corporate bonds and notes	--	184,800,295	4,804

Foreign government bonds and notes	--	74,820,792	--

Mortgage-backed securities	--	451,403,002	2,853,354

Preferred stocks	--	373,684	--

Purchased options outstanding	--	15,386,748	--

Senior loans	--	33,836,727	--

U.S. Government and agency mortgage obligations	--	37,492,673	--

U.S. Treasury Obligations	--	1,026,251	--

Warrants	18,630	51,189	--

Short-term investments	25,116,562	130,039,629	--

Totals by level	$25,195,537	$1,026,654,555	$5,259,761

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts to buy		(658,876)

Forward currency contracts to sell		1,381,421

Futures contracts	5,888,382

Written options		(42,625,367)

TBA sale commitments		(34,164,998)

Receivable purchase agreement			(452,908)

Interest rate swap contracts		(56,919,284)

Total return swap contracts		772,055

Credit default contracts		(1,377,798)
Totals by level	$5,888,382	$(133,592,847)	$(452,908)

At the start and close of the reporting period, Level 3 securities are not considered a significant portion of the fund's portfolio

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$598,909	$1,976,707

Foreign exchange contracts	1,805,616	1,083,073

Interest rate contracts	46,269,397	123,766,864

Total	$48,673,922	$126,826,644

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Premier Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: June 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date:June 28, 2010